UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22310

FactorShares Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

SR Services, LLC
300 Delaware Ave, Suite 800
Wilmington, DE  19801
 (Name and address of agent for service)

(877) 756-PURE
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2016

PureFunds™ ISE Junior Silver ETF
Ticker: SILJ

PureFunds™ ISE Cyber Security ETF
Ticker: HACK

PureFunds™ ISE Big Data ETF
Ticker: BIGD

PureFunds™ ISE Mobile Payments ETF
Ticker: IPAY

PureFunds™ Drone Economy Strategy ETF
Ticker: IFLY

PureFunds™ Video Game Tech ETF
Ticker: GAMR

The Funds are series of FactorShares Trust.

PureFundsTM  ETFs

March 31, 2016

Dear Shareholder,

The six months ended March 31, 2016 has been a banner period for PureFunds. With our most recent Exchange-Traded Funds launched in March 2016, PureFunds has continued to expand its leadership role in the thematic ETF space. PureFunds Video Game Tech ETF (NYSE Arca Ticker: GAMR) and PureFunds Drone Economy Strategy ETF (NYSE Arca Ticker: IFLY) now join our PureFunds ISE Big Data ETF (NYSE Arca Ticker: BIGD), PureFunds ISE Mobile Payments ETF (NYSE Arca Ticker: IPAY), PureFunds ISE Cyber Security ETF (NYSE Arca Ticker: HACK) and PureFunds ISE Junior Silver ETF (NYSE Arca Ticker: SILJ) in this thematic advancement of the ETF industry. PureFunds strives to continue its endeavor of providing first-to-market thematic investments in the form of ETFs and are thrilled to now provide access to the in-demand markets of video gaming and drone technology.  We are extremely proud of the many accomplishments PureFunds has achieved with its partners to date and strive to continue providing investors with access to in demand investment themes and strategies.

During the six month period from September 30, 2015 to March 31, 2016, the S&P 500 Information Technology Sector Index, a broad measure of US listed technology companies, returned 11.09%.  During the same period, the S&P Global 1200 Information Technology Sector Index, a broad measure of global technology companies, returned 11.01%.  It was a strong six months for the broad technology sector and the more targeted strategies followed by the tech oriented PureFunds ETFs underperformed the broader sector during the period. For all of the funds , the primary difference between fund returns and index returns were the expenses of the funds, which are not part of the indexes that each of the funds track.

The ISE Cyber Security Index (“Index”) returned -4.85% over the period, showing a reversal of outperformance in cyber security stocks experienced over the prior year.  The Fund NAV return for HACK was -5.13%, in line with the return of the Index.  The best performing stocks during the period were Ahnlab (up 42.29%), Science Applications Intl Corp (up 34.59%) and Mantech Intl Corp (up 26.17%).  The worst performing stocks during the period were Fireeye (down -43.46%), Rapid7 (down -42.55%) and Fortinet (down -27.9%).

The ISE Big Data Index (“Index”) returned -2.93% during the period, also underperforming the broader technology sector.  The Fund NAV return for BIGD was -3.4%, in line with the return of the Index.  The best performing stocks during the period were Software AG (up 34.39%), Baidu ADR (up 33.79%) and Fair Isaac Corp (up 25.6%). The worst performing stocks during the period were Fusionex (down -51.05%), Hortonworks (down -48.38%) and Mattersight (down -47.73%).

The ISE Mobile Payments Index (“Index”) returned 2.34% during the period.  The Fund NAV return for IPAY was 1.86%, in line with the return of the index. The best performing stocks during the period were Higher One Holdings (up 98.48%), Heartland Payment Systems (up 53.62%) and NCR Corp (up 31.56%).  The worst performing stocks during the period were Earthport (down -59.97%), Everi Holdings (down -55.36%) and Net 1 UEPS Technologies (down -45.04%).

IFLY was listed for trading on March 9, 2016.  From fund inception, The Reality Shares Drone Index (“Index”) returned 4.77%.  The Fund NAV return for IFLY was 4.65%, in line with the return of the Index.  The best performing stocks were Kratos Defense & Security (up 33.06%), Ambarella (up 17.97%) and Finmeccanica (up 14.6%).  The worst performing stocks during the period were Jabil Circuit (down -8.24%), Gopro (down -3.63%) and Ixys (down -3.19%).

GAMR was listed for trading on March 9, 2016.  From fund inception, the EEFund Video Game Tech Index returned 7.01%.  The Fund NAV return for GAMR was 6.69%, in line with the return of the index.  The best performing stocks during the period were Advanced Micro Devices (up 23.91%), Konami Holdings (up 15.77%) and NCSoft (up 14.77%).  The worst performing stocks during the period were Glu Mobile (down -6%), Kongzhong ADR (down -2.97%) and Koei Tecmo Holdings (down -2.89%).

Although HACK has received the lion’s share of PureFunds’ media related attention in 2015 and 2016, we are excited to see what the rest of the year (and years to come) will bring for the silver, big data, mobile payment, video gaming and drone technology markets.

Silver prices have risen thus far in 2016.  This has significantly benefited the junior silver mining/exploration industry.  We are excited to see the renewed interest in this space positively affect SILJ.  We have seen inflows into SILJ throughout the year while Assets Under Management in the fund have risen from ~$3.5 million at the start of the year to almost ~$30 million as of the 4/28/16 (roughly a 720% increase YTD).  Additionally, SILJ finished the first quarter of 2016 up 71.65%.

The period ended on a strong note for technology in general and for the thematic strategies tracked by PureFunds.

On behalf of PureFunds and our industry leading partners, I would like to thank you for your continued interest in PureFunds and our unique suite of ETFs. We endeavor to provide our investors with new and innovative products and look forward to continuing this for years to come.

You can find further details about BIGD, HACK, IPAY, IFLY, GAMR and SILJ by visiting www.purefunds.com, or by calling 1-877-756-PURE.

Sincerely,

Samuel Masucci III
Chairman of the Board

Samuel Masucci III is a registered representative of ALPS Distributors, Inc.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF
Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2016	6 Months Return	1 Year Return	Since Inception (11/29/12)
PureFundsTM ISE Junior Silver
(Small Cap Miners/Explorers) ETF (NAV)	67.07%	25.04%	-21.73%
PureFundsTM ISE Junior Silver
(Small Cap Miners/Explorers) ETF (Market)	63.07%	25.69%	-21.49%
S&P 500 Index	8.49%	1.78%	14.42%
ISE Junior Silver (Small Cap Miners/Explorers) Index	69.97%	29.47%	-20.53%

Total Fund Operating Expenses[1]			0.69%
1. The expense ratio is taken from the Fund’s most recent prospectus dated  January 31, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 29, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF

Top Ten Holdings*

		% of Total
	Security	Investments†
1	First Majestic Silver Corporation	16.29%
2	MAG Silver Corporation	11.95%
3	Pan American Silver Corporation	11.95%
4	Coeur Mining Inc.	6.21%
5	Hochschild Mining PLC	5.23%
6	Silvercorp Metals, Inc.	5.12%
7	Endeavour Silver Corporation	4.87%
8	Fortuna Silver Mines, Inc.	4.55%
9	Mandalay Resources Corporation	4.01%
10	Sierra Metals, Inc.	3.91%

	Top Ten Holdings =74.09% of Total Investments†
	* Current portfolio holdings may not be indicative of future fund holdings.
	† Percentage of total investments less cash.

PureFunds™ ISE Cyber Security ETF
Growth of $10,000 (Unaudited)

			Since
Average Annual Returns	6 Months	1 Year	Inception
Period Ended March 31, 2016	Return	Return	(11/11/14)
PureFundsTM ISE Cyber Security ETF (NAV)	-5.13%	-14.16%	-2.97%
PureFundsTM ISE Cyber Security ETF (Market)	-5.07%	-14.30%	-3.00%
S&P 500 Index	8.49%	1.78%	2.90%
ISE Cyber Security Index	-4.85%	-13.29%	-1.46%

Total Fund Operating Expenses[1]			0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 11, 2014, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares.  The chart assumes reinvestment of capital gains and dividends, if any.  The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM ISE Cyber Security ETF

Top Ten Holdings*

	Security	% of Total Investments†
1	Science Applications International Corporation	4.44%
2	CyberArk Software Ltd.	4.23%
3	Infoblox, Inc.	4.19%
4	Barracuda Networks, Inc.	4.15%
5	Imperva, Inc.	4.11%
6	Fortinet, Inc.	4.11%
7	Check Point Software Technologies, Ltd.	4.03%
8	Palo Alto Networks, Inc.	3.96%
9	Cisco Systems, Inc.	3.91%
10	Proofpoint, Inc.	3.91%

	Top Ten Holdings =41.04% of Total Investments†
	* Current portfolio holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ ISE Big Data ETF
Growth of $10,000

Cumulative Returns Period Ended March 31, 2016	6 Months Return	Since Inception (7/15/15)
PureFundsTM ISE Big Data ETF (NAV)	-3.40%	-13.92%
PureFundsTM ISE Big Data ETF (Market)	-4.87%	-16.40%
S&P 500 Index	8.49%	-0.70%
ISE Big DataTM Index	-2.93%	-13.38%

Total Fund Operating Expenses[1]		0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on July 15, 2015, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares.  The chart assumes reinvestment of capital gains and dividends, if any.  The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM ISE Big Data ETF

Top Ten Holdings*

	Security	% of Total Investments†
1	Hexagon AB	2.62%
2	Qlik Technologies, Inc.	2.62%
3	Hewlett Packard Enterprise Co.	2.61%
4	Software AG	2.61%
5	Marketo, Inc.	2.60%
6	NICE-Systems Ltd. - ADR	2.58%
7	Rubicon Project, Inc.	2.58%
8	Thomson Reuters Corporation	2.56%
9	International Business Machines Corporation	2.55%
10	Fair Isaac Corporation	2.55%

	Top Ten Holdings =25.88% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ ISE Mobile Payments ETF
Growth of $10,000 (Unaudited)

Cumulative Returns Period Ended March 31, 2016	6 Months Return	Since Inception (7/15/15)
PureFundsTM ISE Mobile Payments ETF (NAV)	1.86%	-4.11%
PureFundsTM ISE Mobile Payments ETF (Market)	2.91%	-3.96%
S&P 500 Index	8.49%	-0.70%
ISE Mobile PaymentsTM Index	2.34%	-3.53%

Total Fund Operating Expenses[1]		0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on July 15, 2015, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares.  The chart assumes reinvestment of capital gains and dividends, if any.  The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM ISE Mobile Payments ETF

Top Ten Holdings*

		% of Total
	Security	Investments†
1	Visa, Inc.	5.48%
2	MasterCard, Inc.	5.32%
3	American Express Co.	4.99%
4	Fiserv, Inc.	4.74%
5	PayPal Holdings, Inc.	4.58%
6	Discover Financial Services	4.53%
7	FleetCor Technologies, Inc.	4.34%
8	Fidelity National Information Services, Inc.	4.26%
9	Vantiv, Inc.	3.95%
10	First Data Corporation	3.84%

	Top Ten Holdings =46.03% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ Drone Economy Strategy ETF
Growth of $10,000 (Unaudited)

Since
Cumulative Returns	Inception
Period Ended March 31, 2016	(3/8/2016)
PureFundsTM Drone Economy Strategy ETF (NAV)	4.65%
PureFundsTM Drone Economy Strategy ETF (Market)	5.21%
S&P 500 Index	4.19%
Reality Shares Drone Index	4.77%

Total Fund Operating Expenses[1]	0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated March 8, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares.  The chart assumes reinvestment of capital gains and dividends, if any.  The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM Drone Economy Strategy ETF

Top Ten Holdings*

		% of Total
	Security	Investments†
1	Aerovironment, Inc.	12.47%
2	Parrot SA	8.61%
3	Boeing Co.	4.67%
4	GoPro, Inc.	3.44%
5	Ambarella, Inc.	3.09%
6	BAE Systems PLC	3.01%
7	Honeywell International, Inc.	3.01%
8	Thales SA	2.98%
9	Elbit Systems Ltd.	2.92%
10	Dassault Aviation SA	2.91%

	Top Ten Holdings =47.11% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ Video Game Tech ETF
Growth of $10,000 (Unaudited)

Since
Cumulative Returns	Inception
Period Ended March 31, 2016	(3/8/2016)
PureFundsTM Video Game Tech ETF (NAV)	6.69%
PureFundsTM Video Game Tech ETF (Market)	7.16%
S&P 500 Index	4.19%
EEFund Video Game Tech Index	7.01%

Total Fund Operating Expenses[1]	0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated March 8, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares.  The chart assumes reinvestment of capital gains and dividends, if any.  The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM Video Game Tech ETF

Top Ten Holdings*

		% of Total
	Security	Investments†
1	Activision Blizzard, Inc.	9.36%
2	NCSoft Corporation	5.82%
3	Konami Holdings Co.	5.60%
4	Gree, Inc.	5.48%
5	Nintendo Co. Ltd.	5.38%
6	Square Enix Holdings Co. Ltd.	5.31%
7	Gamestop Corporation	5.28%
8	UBISOFT Entertainment	5.12%
9	Take-Two Interactive Software, Inc.	4.82%
10	Capcom Co. Ltd.	4.61%

	Top Ten Holdings =56.78% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFundsTM ETFs

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

IFLY and GAMR are new Funds with limited operating history.

Past performance is no indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

SILJ

The PureFunds® ISE Junior SilverTM (Small Cap Miners/Explorers) ETF (the “Fund” or the “Junior Silver ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Junior Silver (Small Cap Miners/Explorers)TM Index (the “Index”).

Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual issuer volatility than a diversified fund. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund. Investments in small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The PureFundsTM ISE Junior Silver ETF is subject to risks associated with the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operation. Several foreign countries have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be renationalized. The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund’s return may not match or achieve a high degree of correlation with the return of the ISE Junior Silver (Small Cap Miners/Explorers)TM  Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the ISE Junior Silver (Small Cap Miners/Explorers)TM  Index. IOPV or indicative optimized portfolio value is an estimated intraday fair value of one share of an ETF determined by the last trade price of the fund’s underlying securities.

The ISE Junior Silver (Small Cap Miners/Explorers) Index is designed to reflect the performance of small-capitalization companies involved in the silver industry, including companies that mine, explore and refine silver. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The Index generally is comprised of 20-30 securities. The Index was created and is maintained by ISE Indexes. An investment cannot be made directly in an index.

HACK

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Cyber SecurityTM Index (the “Index”).

The fund is concentrated in technology-related companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Such companies may have

PureFundsTM  ETFs

limited product lines, markets, financial resources or personnel. The products of such companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel, and competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Funds are non-diversified, meaning they may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the ISE Cyber Security Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the ISE Cyber Security Index.

The ISE Cyber Security Index is designed to reflect the performance of companies involved in the cyber security industry, including companies that provide cyber security related hardware/software and services. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The Index was created and is maintained by ISE Indexes. An investment cannot be made directly in an index.

BIGD

The PureFundsTM ISE Big Data ETF (the “Fund” or the “Big Data ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Big DataTM Index (the “Index”).

Big Data Companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Big Data Companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the ISE Big Data Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The ISE Big Data Index is designed to reflect the performance of companies involved in the big data and analytics industry, including companies that provide big data origination, aggregation, applications and solutions. The stocks are screened for liquidity and weighted according to a modified linear-based capitalization-weighted methodology. The Index was created and is maintained by ISE Indexes. An investment cannot be made directly in an index.

IPAY

The PureFundsTM ISE Mobile Payments ETF (the “Fund” or the “Mobile Payments ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Mobile PaymentsTM Index (the “Index”).

Mobile Payment Companies face intense competition, both domestically and internationally, and are subject to increasing regulatory constraints, particularly with respect to fees, competition and anti-

PureFundsTM  ETFs

trust matters, cybersecurity and privacy. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile Payment Companies have recently faced increased costs related to class-action litigation challenging such agreements. Such factors may adversely affect  the profitability and value of such companies. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the ISE Mobile Payments Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The ISE Mobile Payments Index is designed to reflect the performance of companies involved in the mobile and electronic payments industry, including card networks, processors, infrastructure/software and solutions companies. The stocks are screened for liquidity and weighted according to a modified linear-based capitalization-weighted methodology. The Index was created and is maintained by ISE Indexes. An investment cannot be made directly in an index.

IFLY

The PureFundsTM Drone Economy Strategy ETF (the “Fund” or the “Drone Economy ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares DroneTM Index (the “Index”).

Drone Economy Companies face intense competition, both domestically and internationally and are heavily dependent on the protection of patent and intellectual property rights. In addition, Drone Economy Companies may be dependent on the U.S. government and its agencies for a significant portion of their sales, and their success and growth may be affected by budgetary constraints, spending reductions, congressional appropriations, and administrative allocations of funds that affect the U.S. government and its agencies. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Reality Shares DroneTM  Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Reality Shares DroneTM  Index provides a benchmark for investors interested in tracking companies actively involved in drone technology and services. The Index uses Modified Equal Weight capitalization-weighted methodology. The index was created and is maintained by Reality Shares Index Committee. You cannot invest directly in an index.

GAMR

The PureFundsTM Video Game Tech ETF (the “Fund” or the “Video Game Tech ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech index (the “Index”).

Investing involves risk, including the possible loss of principal. The fund is new with limited operating history. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will

PureFundsTM  ETFs

reduce returns. Narrowly focused investments typically exhibit higher volatility. Video Game Tech Companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Video Game Tech Companies are also subject to increasing regulatory constraints, particularly with respect to  cybersecurity and privacy. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the EEFund Video Game Tech Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The EEFund Video Game TechTM  Index provides a benchmark for investors interested in tracking companies actively involved in the electronic gaming industry including the entertainment, education and simulation segments. The Index uses a market capitalization weighted allocation across the pure play and non-pure play sectors and a set weight for the conglomerate sector as well as an equal weighted allocation methodology for all components within each sector allocation. The index was created and is maintained by EEFund Management. You cannot invest directly in an index.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

PureFundsTM ETFs

PORTFOLIO ALLOCATIONS
As of March 31, 2016 (Unaudited)

	PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF	PureFundsTM ISE Cyber Security ETF	PureFundsTM ISE Big Data ETF	PureFundsTM ISE Mobile Payments ETF	PureFundsTM Drone Economy Strategy ETF	PureFundsTM Video Game Tech ETF
As a percent of Net Assets:
Australia	—%	—%	2.4%	—%	—%	—%
Canada	86.2	0.1	2.5	—	—	—
Cayman Islands	—	—	—	—	3.0	7.1
Cyprus	—	—	—	1.8	—	—
Finland	—	1.3	—	—	—	—
France	—	—	—	3.5	14.1	8.9
Germany	—	—	5.1	2.8	2.2	—
Hong Kong	—	—	—	2.0	—	0.9
Israel	—	10.9	2.6	—	2.9	—
Italy	—	—	—	—	2.2	—
Japan	—	3.7	—	—	10.6	31.8
Netherlands	—	5.7	—	—	2.1	—
Puerto Rico	—	—	—	1.7	—	—
Republic of Korea	—	2.8	—	—	—	5.7
Spain	—	—	—	—	1.5	—
Sweden	—	—	2.6	—	4.3	—
Switzerland	—	—	—	—	—	1.5
United Kingdom	5.1	4.3	—	4.8	5.9	—
United States	6.5	71.0	84.0	83.0	49.1	43.2
Short-Term and other Net
Assets (Liabilities)	2.2	0.2	0.8	0.4	2.1	0.9
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

PureFundsTM ETFs

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF

Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 97.8%
Canada - 86.2%
Metals & Mining - 86.2%
Alexco Resource Corporation (a)	306,376	$295,653
Americas Silver Corporation (a)	1,268,590	234,427
Aurcana Corporation (a)	252,063	33,964
Bear Creek Mining Corporation (a)	235,739	235,966
Endeavour Silver Corporation (a)	174,909	430,276
Excellon Resources, Inc. (a)	108,297	50,865
First Majestic Silver Corporation (a)	222,328	1,440,685
Fortuna Silver Mines, Inc. (a)	103,172	401,964
Great Panther Silver Ltd. (a)	328,307	311,892
IMPACT Silver Corporation (a)	238,812	69,874
Kootenay Silver, Inc. (a)	146,265	32,660
MAG Silver Corporation (a)	111,973	1,057,008
Mandalay Resources Corporation (a)	517,201	354,425
Minco Silver Corporation (a)	74,398	45,827
Mirasol Resources Ltd. (a)	190,697	174,729
Pan American Silver Corporation (a)	97,156	1,056,279
Sabina Gold & Silver Corporation (a)	386,515	273,797
Santacruz Silver Mining Ltd. (a)	282,030	47,774
Sierra Metals, Inc. (a)	320,565	345,556
Silver Standard Resources, Inc. (a)	46,933	261,271
Silvercorp Metals, Inc. (a)	317,663	452,494
Trevali Mining Corporation (a)	643,784	183,407
Total Canada		7,790,793

United Kingdom - 5.1%
Hochschild Mining PLC (a)	349,708	462,085

United States - 6.5%
Coeur Mining Inc. (a)	97,650	548,793
Golden Minerals Co. (a)	90,314	40,642
Total United States		589,435
Total Metals & Mining		8,842,313

TOTAL COMMON STOCKS (Cost $7,763,642)		8,842,313

Total Investments (Cost $7,763,642) - 97.8%		8,842,313
Other Assets in Excess of Liabilities - 2.2%		202,464
TOTAL NET ASSETS - 100.0%		$9,044,777

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

PureFundsTM ISE Cyber Security ETF

Schedule of Investments
March 31, 2016 - (Unaudited)

	Shares	Market Value
COMMON STOCKS - 99.8%
Canada - 0.1%
Software - 0.1%
Absolute Software Corporation (a)	206,669	$999,331

Finland - 1.3%
Software - 1.3%
F-Secure OYJ *	3,334,484	9,979,055

Israel - 10.9%
Communications Equipment - 2.7%
Radware Ltd. (a) *	1,701,623	20,130,200
Software - 8.2%
Check Point Software Technologies, Ltd. (a) ^	341,984	29,913,341
CyberArk Software Ltd. (a) ^	736,689	31,405,052
Total Software		61,318,393
Total Israel		81,448,593

Japan - 3.7%
Software - 3.7%
Trend Micro, Inc.	745,823	27,302,774

Netherlands - 5.7%
Software - 5.7%
AVG Technologies NV (a)	1,386,643	28,772,842
Gemalto NV	180,177	13,320,399
Total Software		42,093,241

Republic of Korea - 2.8%
Internet Software & Services - 2.8%
Ahnlab, Inc.	403,719	20,510,733

United Kingdom - 4.3%
Internet Software & Services - 0.6%
Mimecast Ltd. (a)	407,464	3,964,625
Software - 3.7%
Sophos Group PLC *	8,842,928	27,687,334
Total United Kingdom		31,651,959

United States - 71.0%
Aerospace & Defense - 1.4%
The KEYW Holding Corporation (a) ^	1,564,805	10,390,305

The accompanying notes are an integral part of these financial statement

PureFundsTM ETFs

PureFundsTM ISE Cyber Security ETF

Schedule of Investments
March 31, 2016 - (Unaudited) (Continued)

Communications Equipment - 13.3%
Cisco Systems, Inc. ^	1,018,829	$29,006,062
F5 Networks, Inc. (a)	130,452	13,808,344
Juniper Networks, Inc.	1,082,968	27,626,514
Palo Alto Networks, Inc. (a) ^	179,854	29,341,381
Total Communications Equipment		99,782,301
Internet Software & Services - 4.5%
Intralinks Holdings, Inc. (a)	1,391,645	10,966,163
VeriSign, Inc. (a) ^	148,780	13,172,981
Zix Corporation (a)	2,196,847	8,633,609
Total Internet Software & Services		32,772,753
IT Services - 10.1%
Booz Allen Hamilton Holding Corporation ^	459,451	13,912,176
Leidos Holdings, Inc. ^	275,922	13,884,395
ManTech International Corporation	436,540	13,964,915
Science Applications International Corporation	617,728	32,949,611
Total IT Services		74,711,097
Software - 41.7%
Barracuda Networks, Inc. (a) ^	1,997,508	30,761,623
FireEye, Inc. (a) ^	1,553,618	27,949,588
Fortinet, Inc. (a)	995,252	30,484,569
Imperva, Inc. (a) ^	604,056	30,504,828
Infoblox, Inc. (a)	1,817,196	31,074,052
Proofpoint, Inc. (a) ^	538,811	28,977,255
Qualys, Inc. (a) ^	1,117,943	28,295,137
Rapid7, Inc. (a) ^	1,595,128	20,848,323
Splunk, Inc. (a) ^	591,963	28,964,750
Symantec Corporation ^	1,543,479	28,369,144
VASCO Data Security International, Inc. (a) ^	1,542,966	23,761,675
Total Software		309,990,944
Total United States		527,647,400

TOTAL COMMON STOCKS (Cost $946,493,836)		741,633,086

SHORT-TERM INVESTMENTS - 35.3%
Mount Vernon Prime Portfolio, 0.54% (b) +		262,900,625
TOTAL SHORT-TERM INVESTMENTS (Cost $262,900,625)

Total Investments (Cost $1,209,394,461) - 135.1%		1,004,533,711
Liabilities in Excess of Other Assets- (35.1)%		(261,160,326)
TOTAL NET ASSETS - 100.0%		$743,373,385

The accompanying notes are an integral part of these financial statement

PureFundsTM ETFs
PureFundsTM ISE Cyber Security ETF

Schedule of Investments
March 31, 2016 - (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
* Illiquid Security - At March 31, 2016, the value of these securities amount to $57,796,589 or 7.8% of net assets.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $262,900,625 as of March 31, 2016.
^ All or a portion of this security is out on loan as of March 31, 2016. Total value of securities out on loan is $259,322,443.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs
PureFundsTM ISE Big Data ETF

Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 99.2%
Australia - 2.4%
Software - 2.4%
iSentia Group Ltd.	9,790	$26,041

Canada - 2.5%
Media - 2.5%
Thomson Reuters Corporation	676	27,364

Germany - 5.1%
Software - 5.1%
SAP SE	329	26,618
Software AG	712	27,833
Total Software		54,451

Israel - 2.6%
Software - 2.6%
NICE-Systems Ltd. - ADR	425	27,536

Sweden - 2.6%
Electronic Equipment, Instruments & Components - 2.6%
Hexagon AB	719	27,987

United States - 84.0%
Diversified Financial Services - 2.3%
FactSet Research Systems, Inc.	166	25,154
Health Care Technology - 7.3%
IMS Health Holdings, Inc. (a)	974	25,860
Inovalon Holdings, Inc. (a)	1,378	25,521
Medidata Solutions, Inc. (a)	690	26,709
Total Health Care Technology		78,090
Internet Software & Services - 9.5%
Hortonworks, Inc. (a)	2,258	25,515
Marketo, Inc. (a)	1,418	27,751
New Relic, Inc. (a)	966	25,193
OPOWER, Inc. (a)^	3,527	24,019
Total Internet Software & Services		102,478
IT Services - 17.1%
Acxiom Corporation (a)	1,222	26,200
Alliance Data Systems Corporation (a)^	122	26,840
Black Knight Financial Services, Inc. (a)	870	26,996
CoreLogic, Inc. (a)	758	26,303

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs
PureFundsTM ISE Big Data ETF

Schedule of Investments
March 31, 2016 - (Unaudited) (Continued)

	Shares	Market Value
International Business Machines Corporation^	180	$27,260
NeuStar, Inc. (a)	993	24,428
Teradata Corporation (a)	959	25,164
Total IT Services		183,191
Professional Services - 7.4%
Dun & Bradstreet Corporation	256	26,388
Nielsen Holdings PLC^	506	26,646
Verisk Analytics, Inc. (a)	336	26,854
Total Professional Services		79,888
Software - 37.8%
ANSYS, Inc. (a)	296	26,480
Blackbaud, Inc.	409	25,722
Fair Isaac Corporation	256	27,159
Guidewire Software, Inc. (a)	485	26,423
HubSpot, Inc. (a)	561	24,471
MicroStrategy, Inc. (a)	150	26,958
Oracle Corporation^	659	26,960
PROS Holdings, Inc. (a)	2,194	25,867
Qlik Technologies, Inc. (a)	965	27,907
Rubicon Project, Inc. (a)	1,504	27,493
Splunk, Inc. (a)^	535	26,178
Tableau Software, Inc. (a)	570	26,146
TubeMogul, Inc. (a)	2,078	26,889
Varonis Systems, Inc. (a)	1,408	25,696
Verint Systems, Inc. (a)	720	24,034
Workiva, Inc. (a)	1,075	12,524
Total Software		406,907
Technology Hardware, Storage & Peripherals - 2.6%
Hewlett Packard Enterprise Co.	1,571	27,854
Total United States		903,562

TOTAL COMMON STOCKS (Cost $1,206,017)		1,066,941

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

PureFundsTM ISE Big Data ETF

Schedule of Investments
March 31, 2016 - (Unaudited) (Continued)

SHORT-TERM INVESTMENTS - 11.4%
Mount Vernon Prime Portfolio, 0.54% (b) +	$122,256
TOTAL SHORT-TERM INVESTMENTS (Cost $122,256)

Total Investments (Cost $1,328,273) - 110.6%	1,189,197
Liabilities in Excess of Other Assets- (10.6)%	(113,175)
TOTAL NET ASSETS - 100.0%	$1,076,022

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day yield at March 31, 2016.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $122,256 as of March 31, 2016.
^ All or a portion of this security is out on loan as of March 31, 2016. Total value of securities out on loan is $119,419.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

PureFundsTM ISE Mobile Payments ETF

Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 99.6%
Cyprus - 1.8%
IT Services - 1.8%
QIWI PLC – ADR^	10,539	$152,710

France - 3.5%
Electronic Equipment, Instruments & Components - 3.5%
Ingenico Group SA	2,529	290,509

Germany - 2.8%
IT Services - 2.8%
Wirecard AG^	6,224	235,841

Hong Kong - 2.0%
Electronic Equipment, Instruments & Components - 2.0%
PAX Global Technologies Ltd.	169,000	169,058

Puerto Rico - 1.7%
IT Services - 1.7%
EVERTEC, Inc.	9,948	139,073

United Kingdom - 4.8%
Commercial Services & Supplies - 1.4%
PayPoint PLC	10,964	117,787
IT Services - 3.4%
Earthport PLC (a)	146,243	35,444
Worldpay Group PLC (a)	64,732	255,763
Total IT Services		291,207
Total United Kingdom		408,994

United States - 83.0%
Consumer Finance - 11.4%
American Express Co.^	6,795	417,214
Discover Financial Services	7,444	379,048
Green Dot Corporation (a)	6,821	156,678
Total Consumer Finance		952,940
IT Services - 65.3%
Blackhawk Network Holdings, Inc. (a)	5,214	178,840
Euronet Worldwide, Inc. (a)	3,034	224,850
Everi Holdings, Inc. (a)	19,489	44,630
Fidelity National Information Services, Inc.^	5,629	356,372
First Data Corporation (a)	24,831	321,313

The accompanying notes are an integral part of these financial statements

PureFundsTM ETFs

PureFundsTM ISE Mobile Payments ETF

Schedule of Investments
March 31, 2016 - (Unaudited) (Continued)

	Shares	Market Value
Fiserv, Inc. (a)	3,860	$395,959
FleetCor Technologies, Inc. (a)^	2,438	362,653
Global Payments, Inc.^	4,617	301,490
Heartland Payment Systems, Inc.	2,036	196,617
Higher One Holdings, Inc. (a)	12,234	47,835
MasterCard, Inc.	4,703	444,433
MoneyGram International, Inc. (a)	12,143	74,315
Net 1 UEPS Technologies, Inc. (a)	9,463	87,060
PayPal Holdings, Inc. (a)	9,911	382,565
Square, Inc. (a)^	20,474	312,843
Total System Services, Inc.	6,484	308,509
Vantiv, Inc. (a)	6,123	329,907
VeriFone Systems, Inc. (a)	5,820	164,357
Visa, Inc.^	5,992	458,267
Western Union Co.^	15,855	305,843
WEX, Inc. (a)	2,211	184,309
Total IT Services		5,482,967
Software - 2.3%
ACI Worldwide, Inc. (a)^	9,441	196,278
Technology Hardware, Storage & Peripherals - 4.0%
CPI Card Group, Inc.^	12,968	106,856
NCR Corporation (a)	7,524	225,194
Total Technology Hardware, Storage & Peripherals		332,050
Total United States		6,964,235

TOTAL COMMON STOCKS (Cost $8,460,477)		8,360,420

SHORT-TERM INVESTMENTS - 28.3%
Mount Vernon Prime Portfolio, 0.54% (b) +		2,369,786
TOTAL SHORT-TERM INVESTMENTS (Cost $2,369,786)

Total Investments (Cost $10,830,262) - 127.9%		10,730,206
Liabilities in Excess of Other Assets- (27.9)%		(2,339,464)
TOTAL NET ASSETS - 100.0%		$8,390,742

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a) Non-income producing security.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $2,369,786 as of March 31, 2016.
^ All or a portion of this security is out on loan as of March 31, 2016. Total value of securities out on loan is $2,311,885.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

PureFundsTM Drone Economy Strategy ETF

Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 97.9%
Cayman Islands - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
Ambarella, Inc. (a)	1,768	$79,029

France - 14.1%
Aerospace & Defense - 5.7%
Dassault Aviation SA	62	74,398
Thales SA	870	76,228
Total Aerospace & Defense		150,626
Communications Equipment - 8.4%
Parrot SA (a)	10,759	220,368
Total France		370,994

Germany - 2.2%
Industrial Conglomerates - 2.2%
Rheinmetall AG	728	58,170

Israel - 2.9%
Aerospace & Defense - 2.9%
Elbit Systems Ltd.	793	74,671

Italy - 2.2%
Aerospace & Defense - 2.2%
Finmeccanica Spa (a)	4,594	58,287

Japan - 10.6%
Automobiles - 2.2%
Fuji Heavy Industries Ltd.	1,000	35,319
Yamaha Motor Co. Ltd.	1,400	23,287
Total Automobiles		58,606
Electrical Equipment - 1.6%
Mitsubishi Electric Corporation	4,000	41,921
Electronic Equipment, Instruments & Components - 0.7%
Hitachi Ltd.	4,000	18,716
Household Durables - 2.1%
Sony Corporation. - ADR (a)	2,160	55,555
Machinery - 2.7%
Kawasaki Heavy Industries Ltd.	14,000	40,428
Mitsubishi Heavy Industries Ltd.	8,000	29,720
Total Machinery		70,148

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

PureFundsTM Drone Economy Strategy ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals - 1.3%
NEC Corporation	14,000	$35,204
Total Japan		280,150

Netherlands - 2.1%
Aerospace & Defense - 2.1%
Airbus Group SE	822	54,578

Spain - 1.5%
IT Services - 1.5%
Indra Sistemas SA (a)	3,322	38,652

Sweden - 4.3%
Aerospace & Defense - 2.4%
Saab AB	1,830	62,756
Electronic Equipment, Instruments & Components - 1.9%
Hexagon AB	1,200	46,710
Total Sweden		109,466

United Kingdom - 5.9%
Aerospace & Defense - 5.9%
BAE Systems PLC	10,558	77,184
Cobham PLC	10,386	32,384
QinetiQ Group PLC	13,512	44,247
Total Aerospace & Defense		153,815

United States - 49.1%
Aerospace & Defense - 39.8%
Aerovironment, Inc. (a)	11,277	319,366
Boeing Co.	942	119,577
General Dynamics Corporation	385	50,577
Honeywell International, Inc.	688	77,090
Kratos Defense & Security Solutions, Inc. (a)	7,854	38,877
L-3 Communications Holdings, Inc.	598	70,863
Lockheed Martin Corporation	267	59,141
Northrop Grumman Corporation	305	60,360
Orbital ATK, Inc.	568	49,382
Raytheon Co.	398	48,807
Rockwell Collins, Inc.	556	51,269
Textron, Inc.	1,182	43,096
United Technologies Corporation	518	51,852
Total Aerospace & Defense		1,040,257

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

PureFundsTM Drone Economy Strategy ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

Electronic Equipment, Instruments & Components - 4.7%
FLIR Systems, Inc.	736	$24,251
InvenSense, Inc. (a)	3,322	27,905
Jabil Circuit, Inc.	1,416	27,286
Trimble Navigation Ltd. (a)	1,812	44,938
Total Electronic Equipment, Instruments & Components		124,380
Household Durables - 3.4%
GoPro, Inc. (a)	7,369	88,133
Semiconductors & Semiconductor Equipment - 1.2%
IXYS Corporation	2,690	30,181
Total United States		1,282,951

TOTAL COMMON STOCKS (Cost $2,446,437)		2,560,763

Total Investments (Cost $2,446,437) - 97.9%		2,560,763
Other Assets in Excess of Liabilities - 2.1%		55,425
TOTAL NET ASSETS - 100.0%		$2,616,188

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
ADR American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

PureFundsTM Video Game Tech ETF

Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 99.1%
Cayman Islands - 7.1%
Internet Software & Services - 1.5%
NetEase, Inc. - ADR	126	$18,091
SINA Corporation (a)	463	21,932
Total Internet Software & Services		40,023
Software - 5.6%
Changyou.com Ltd. - ADR (a)	3,244	60,922
iDreamsky Technology Ltd. - ADR (a)	2,850	39,159
KongZhong Corporation - ADR (a)	6,775	48,645
Total Software		148,726
Total Cayman Islands		188,749

France - 8.9%
Software - 8.9%
GameLoft SE (a)	11,780	100,266
UBISOFT Entertainment (a)	4,311	135,392
Total Software		235,658

Hong Kong - 0.9%
Internet Software & Services - 0.9%
Tencent Holdings Ltd.	1,200	24,503

Japan - 31.8%
Household Durables - 1.4%
Sony Corporation - ADR (a)	1,482	38,117
Internet Software & Services - 6.4%
DeNa Co. Ltd.	1,400	24,120
Gree, Inc.	26,400	144,967
Total Internet Software & Services		169,087
Leisure Products - 1.7%
Bandai Namco Holdings, Inc.	1,000	21,805
Sega Sammy Holdings, Inc.	2,200	23,985
Total Leisure Products		45,790
Software - 22.3%
Capcom Co. Ltd.	5,000	121,951
GungHo Online Entertainment, Inc.	7,800	21,970
Koei Tecmo Holdings Co. Ltd.	1,400	21,433
Konami Holdings Co.	5,000	147,941
Nintendo Co. Ltd.	1,000	142,165
Square Enix Holdings Co. Ltd.	5,200	140,459
Total Software		595,919
Total Japan		848,913

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

PureFundsTM Video Game Tech ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

	Shares	Market Value
Republic of Korea - 5.7%
Software - 5.7%
NCSoft Corporation	694	$153,838

Switzerland - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Logitech International SA	2,497	39,727

United States - 43.2%
Leisure Products - 3.0%
Hasbro, Inc.	350	28,035
JAKKS Pacific, Inc. (a)	2,967	22,074
Mattel, Inc.	880	29,586
Total Leisure Products		79,695
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (a)	14,821	42,240
Intel Corporation	1,073	34,712
NVIDIA Corporation	1,129	40,226
Total Semiconductors & Semiconductor Equipment		117,178
Software - 28.5%
Activision Blizzard, Inc.	7,315	247,539
Electronic Arts, Inc. (a)	1,832	121,114
Glu Mobile, Inc. (a)	42,864	120,876
Microsoft Corporation	670	37,004
Take-Two Interactive Software, Inc. (a)	3,386	127,551
Zynga, Inc. (a)	47,786	108,952
Total Software		763,036
Specialty Retail - 5.3%
Gamestop Corporation	4,396	139,485
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	343	37,383
Immersion Corporation (a)	1,894	15,644
Total Technology Hardware, Storage & Peripherals		53,027
Total United States		1,152,421

TOTAL COMMON STOCKS (Cost $2,480,540)		2,643,809

Total Investments (Cost $2,480,540) - 99.1%		2,643,809
Other Assets in Excess of Liabilities - 0.9%		23,400
TOTAL NET ASSETS - 100.0%		$2,667,209

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

PureFundsTM Video Game Tech ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2016 (Unaudited)

	PureFundsTM ISE Junior Silver (Small Cap Miners/ Explorers) ETF	PureFundsTM ISE Cyber Security ETF	PureFundsTM ISE Big Data ETF	PureFundsTM ISE Mobile Payments ETF	PureFundsTM Drone Economy Strategy ETF	PureFundsTM Video Game Tech ETF
ASSETS
Investments in securities, at value*	$8,842,313	$1,004,533,711	$1,189,197	$10,730,206	$2,560,763	$2,643,809
Cash	173,046	971,673	9,587	25,424	46,276	4,149
Dividends and interest receivable	345	226,077	105	6,419	3,207	6,477
Securities lending income receivable	—	87,144	220	3,753	—	—
Receivable for investments sold	33,306	3,694,854	—	—	7,102	13,939
Total Assets	9,049,010	1,009,513,459	1,199,109	10,765,802	2,617,348	2,668,374

LIABILITIES
Collateral received for securities loaned (Note 7)	$—	$262,900,625	$122,256	$2,369,786	$—	$—
Payable for investments purchased	—	382,435	—	—	—	—
Payable for fund shares redeemed	—	2,397,970	—	—	—	—
Management fees payable	4,233	459,044	831	5,274	1,160	1,165
Total Liabilities	4,233	266,140,074	123,087	2,375,060	1,160	1,165
Net Assets	$9,044,777	$743,373,385	$1,076,022	$8,390,742	$2,616,188	$2,667,209

NET ASSETS CONSIST OF:
Paid-in Capital	$12,582,843	$1,041,180,415	$1,451,088	$8,592,056	$2,500,000	$2,500,122
Undistributed (accumulated) net investment income (loss)	(111,673)	5,831,534	(2,075)	7,094	2,022	5,364
Accumulated net realized gain (loss) on investments	(4,505,064)	(98,787,586)	(233,569)	(108,352)	(184)	(1,574)
Net unrealized appreciation (depreciation) on:
Investments in securities	1,078,671	(204,860,750)	(139,076)	(100,056)	114,326	163,269
Foreign currency and translation of other assets and liabilities in foreign currency	—	9,772	(346)	—	24	28
Net Assets	$9,044,777	$743,373,385	$1,076,022	$8,390,742	$2,616,188	$2,667,209

*Identified Cost: Investments in unaffiliated securities	$7,763,642	$1,209,394,461	$1,328,273	$10,830,262	$2,446,437	$2,480,540

Shares Outstanding^	1,050,000	31,000,000	50,000	350,000	100,000	100,000
Net Asset Value, Offering and Redemption Price per Share	$8.61	$23.98	$21.52	$23.97	$26.16	$26.67

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

STATEMENTS OF OPERATIONS
For the six months ended March 31, 2016 (Unaudited)

	PureFundsTM ISE Junior Silver (Small Cap Miners/ Explorers) ETF	PureFundsTM ISE Cyber Security ETF	PureFundsTM ISE Big Data ETF	PureFundsTM ISE Mobile Payments ETF	PureFundsTM Drone Economy Strategy ETF[1]	PureFundsTM Video Game Tech ETF[1]
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foeign withholdings tax of $1,070,$159,370, $184, $127, $351,$505)	$7,636	$10,044,467	$4,209	$28,193	$3,182	$6,529
Securities Lending Income	—	439,623	501	4,799	—	—
Total Investment Income	7,636	10,484,090	4,710	32,992	3,182	6,529

Expenses:
Management fees	15,340	3,459,137	6,785	25,898	1,160	1,165
Total Expenses	15,340	3,459,137	6,785	25,898	1,160	1,165
Net Investment Income (Loss)	(7,704)	7,024,953	(2,075)	7,094	2,022	5,364

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(1,351,416)	(52,780,602)	(150,878)	(84,716)	(184)	887
In-Kind redemptions	—	(20,842,082)	(62,388)	—	—	—
Foreign currency	(2,853)	(44,863)	(528)	(33)	—	(2,461)
Net Change in Unrealized
Appreciation (Depreciation) of:
Unaffiliated investments in securities and foregin currency	3,993,221	7,617,364	112,865	100,330	114,326	163,269
Foreign currency	9	12,448	(346)	—	24	28
Net Realized and Unrealized Gain (Loss) on Investments	2,638,961	(66,037,735)	(101,275)	15,581	114,166	161,723
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,631,257	$(59,012,782)	$(103,350)	$22,675	$116,188	$167,087

1Fund commenced operations on March 8, 2016. The information presented is for the period from March 8, 2016 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.

PureFundsTM  ISE Junior Silver (Small Cap Miners/Explorers) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
OPERATIONS
Net investment income (loss)	$(7,704)	$(19,154)
Net realized gain (loss) on investments and In-Kind Redemptions	(1,354,269)	(2,287,841)
Net change in unrealized appreciation (depreciation) of investments	3,993,230	(853,399)
Net increase (decrease) in net assets resulting from operations	2,631,257	(3,160,394)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(87,131)	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	3,068,910	(405,000)
Net increase (decrease) in net assets	$5,613,036	$(3,565,394)

NET ASSETS
Beginning of Period	3,431,741	6,997,135
End of Period	$9,044,777	$3,431,741
Undistributed net investment income (loss)	$(111,673)	$(16,838)

(a) Summary of share transactions is as follows:

	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	Shares	Amount	Shares	Amount
Shares Sold	400,000	$3,068,910	—	$—
Reinvested Dividends	—	—	—	—
Shares Redeemed	—	—	(50,000)	(405,000)
	400,000	$3,068,910	(50,000)	$(405,000)
Beginning Shares	650,000		700,000
Ending Shares	1,050,000		650,000

The accompanying notes are an integral part of these financial statements.

PureFundsTM  ISE Cyber Security ETF

STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015*
OPERATIONS
Net investment income (loss)	$7,024,953	$(1,115,975)
Net realized gain (loss) on investments and In-Kind Redemptions	(73,667,547)	4,593,655
Net change in unrealized appreciation (depreciation) of investments	7,629,812	(212,480,790)
Net increase (decrease) in net assets resulting from operations	(59,012,782)	(209,003,110)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	(256,739,030)	1,268,128,154
Transaction Fees (Note 1)	153	—
Net increase (decrease) in net assets	$(315,751,659)	$1,059,125,044

NET ASSETS
Beginning of Period	1,059,125,044	—
End of Period	$743,373,385	$1,059,125,044
Undistributed net investment income (loss)	$5,831,534	$(1,193,419)

(a) Summary of share transactions is as follows:

	Six Months Ended March 31, 2016 (Unaudited)		Period Ended September 30, 2015*
	Shares	Amount	Shares	Amount
Shares Sold	900,000	$23,013,605	49,000,000	$1,473,110,885
Transaction Fees	—	153	—	48,459
Shares Redeemed	(11,800,000)	(279,752,635)	(7,100,000)	(205,031,190)
	(10,900,000)	$(256,738,877)	41,900,000	$1,268,128,154
Beginning Shares	41,900,000		—
Ending Shares	31,000,000		41,900,000

*Fund commenced operations on November 11, 2014. The information presented is for the period from November 11, 2014 to September 30, 2015.

 The accompanying notes are an integral part of these financial statements.

PureFundsTM  ISE Big Data ETF

STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended March 31, 2016 (Unaudited)	Period ended September 30, 2015*
OPERATIONS
Net investment income (loss)	$(2,075)	$(392)
Net realized gain (loss) on investments and In-Kind Redemptions	(213,794)	(19,980)
Net change in unrealized appreciation (depreciation) of investments	112,519	(251,941)
Net increase (decrease) in net assets resulting from operations	(103,350)	(272,313)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	(1,048,315)	2,500,000
Net increase (decrease) in net assets	$(1,151,665)	$2,227,687

NET ASSETS
Beginning of Period	2,227,687	—
End of Period	$1,076,022	$2,227,687
Undistributed net investment income (loss)	$(2,075)	$—

(a) Summary of share transactions is as follows:

	Six Months Ended March 31, 2016 (Unaudited)		Period Ended September 30, 2015*
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	100,000	$2,500,000
Transaction Fees	—	—	—	—
Shares Redeemed	(50,000)	(1,048,315)	—	—
	(50,000)	$(1,048,315)	100,000	$2,500,000
Beginning Shares	100,000		—
Ending Shares	50,000		100,000

*Fund commenced operations on July 15, 2015. The information presented is for the period from July 15, 2015 to September 30, 2015.

The accompanying notes are an integral part of these financial statements.

PureFundsTM  ISE Mobile Payments ETF

STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended March 31, 2016 (Unaudited)	Period ended September 30, 2015*
OPERATIONS
Net investment income (loss)	$7,094	$(1,899)
Net realized gain (loss) on investments and In-Kind Redemptions	(84,749)	(23,598)
Net change in unrealized appreciation (depreciation) of investments	100,330	(200,386)
Net increase (decrease) in net assets resulting from operations	22,675	(225,883)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	3,661,130	4,932,820
Net increase (decrease) in net assets	$3,683,805	$4,706,937

NET ASSETS
Beginning of Period	4,706,937	—
End of Period	$8,390,742	$4,706,937
Undistributed net investment income (loss)	$7,094	$—

 (a) Summary of share transactions is as follows:

	Six Months Ended March 31, 2016 (Unaudited)		Period Ended September 30, 2015*
	Shares	Amount	Shares	Amount
Shares Sold	150,000	$3,661,130	200,000	$4,932,820
Transaction Fees	—	—	—	—
Shares Redeemed	—	—	—	—
	150,000	$3,661,130	200,000	$4,932,820
Beginning Shares	200,000		—
Ending Shares	350,000		200,000

*Fund commenced operations on July 15, 2015. The information presented is for the period from July 15, 2015 to September 30, 2015.

The accompanying notes are an integral part of these financial statements.

PureFundsTM  Drone Economy Strategy ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended March 31, 2016 (Unaudited)*
OPERATIONS
Net investment income (loss)	$2,022
Net realized gain (loss) on investments and In-Kind Redemptions	(184)
Net change in unrealized appreciation (depreciation) of investments	114,350
Net increase (decrease) in net assets resulting from operations	116,188

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	2,500,000
Net increase (decrease) in net assets	$2,616,188

NET ASSETS
Beginning of Period	—
End of Period	$2,616,188
Undistributed net investment income (loss)	$2,022

(a) Summary of share transactions is as follows:
	Period Ended March 31, 2016 (Unaudited)*
	Shares	Amount
Shares Sold	100,000	$2,500,000
Transaction Fees	—	—
Shares Redeemed	—	—
	100,000	$2,500,000
Beginning Shares	—
Ending Shares	100,000

*Fund commenced operations on March 8, 2016. The information presented is for the period from March 8, 2016 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.

PureFundsTM  Video Game Tech ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended March 31, 2016 (Unaudited)*
OPERATIONS
Net investment income (loss)	$5,364
Net realized gain (loss) on investments and In-Kind Redemptions	(1,574)
Net change in unrealized appreciation (depreciation) of investments	163,297
Net increase (decrease) in net assets resulting from operations	167,087

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	2,500,000
Transaction Fees (Note 1)	122
2,500,122

Net increase (decrease) in net assets	$2,667,209

NET ASSETS
Beginning of Period	—
End of Period	$2,667,209
Undistributed net investment income (loss)	$5,364

 (a) Summary of share transactions is as follows:

	Period Ended March 31, 2016 (Unaudited)*
	Shares	Amount
Shares Sold	100,000	$2,500,000
Transaction Fees	—	122
Shares Redeemed	—	—
	100,000	$2,500,122
Beginning Shares	—
Ending Shares	100,000

*Fund commenced operations on March 8, 2016. The information presented is for the period from March 8, 2016 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.

PureFundsTM  ISE Junior Silver (Small Cap Miners/Explorers) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013[1]

Net Asset Value, Beginning of Period	$5.28	$10.00	$11.71	$20.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	(0.01)	(0.03)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	3.46	(4.69)	(1.64)	(8.27)
Total from investment operations	3.45	(4.72)	(1.70)	(8.29)
Less Distributions:
Distributions from net investment income	(0.12)	—	(0.01)	—
Total distributions	(0.12)	—	(0.01)	—
Net asset value, end of period	$8.61	$5.28	$10.00	$11.71
Total Return	67.07%[3]	-47.20%	-14.52%	-41.45%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$9,045	$3,432	$6,997	$1,757

Expenses to Average Net Assets	0.69%[4]	0.69%	0.69%	0.69%[4]
Net Investment Income (Loss) to Average Net Assets	-0.35%[4]	-0.39%	-0.52%	-0.21%[4]
Portfolio Turnover Rate	26%[3]	55%	44%	69%[3]

1Commencement of operations on November 29, 2012.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Cyber Security ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015[1]

Net Asset Value, Beginning of Period	$25.28	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.19	(0.05)
Net realized and unrealized gain (loss) on investments	(1.49)	0.33
Total from investment operations	(1.30)	0.28
Less Distributions:
Distributions from net investment income	—	—
Total distributions	—	—
Net asset value, end of period	$23.98	$25.28
Total Return	-5.13%[3]	1.11%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$743,373	$1,059,125

Expenses to Average Net Assets	0.75%[4]	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	1.52%[4]	-0.19%[4]
Portfolio Turnover Rate	16%[3]	31%[3]

1Commencement of operations on November 11, 2014.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Big Data ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015[1]

Net Asset Value, Beginning of Period	$22.28	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	(0.03)	— [5]
Net realized and unrealized gain (loss) on investments	(0.73)	(2.72)
Total from investment operations	(0.76)	(2.72)
Less Distributions:
Distributions from net investment income	—	—
Total distributions	—	—
Net asset value, end of period	$21.52	$22.28
Total Return	-3.40%[3]	-10.89%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$1,076	$2,228

Expenses to Average Net Assets	0.75%[4]	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	-0.23%[4]	-0.08%[4]
Portfolio Turnover Rate	32%[3]	25%[3]

1Commencement of operations on July 15, 2015.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.
5Amount is less than $0.005 per share

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Mobile Payments ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015[1]

Net Asset Value, Beginning of Period	$23.53	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	0.42	(1.46)
Total from investment operations	0.44	(1.47)
Less Distributions:
Distributions from net investment income	—	—
Total distributions	—	—
Net asset value, end of period	$23.97	$23.53
Total Return	1.86%[3]	-5.86%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$8,391	$4,707

Expenses to Average Net Assets	0.75%[4]	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	0.20%[4]	-0.23%[4]
Portfolio Turnover Rate	22%[3]	8%[3]

1Commencement of operations on July 15, 2015.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM Drone Economy Strategy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended March 31, 2016 (Unaudited) [1]

Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.02
Net realized and unrealized gain (loss) on investments	1.14
Total from investment operations	1.16
Less Distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$26.16
Total Return	4.65%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$2,616

Expenses to Average Net Assets	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	1.30%[4]
Portfolio Turnover Rate	0%[3]

1Commencement of operations on March 8, 2016.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM Video Game Tech ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended March 31, 2016 (Unaudited) [1]

Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.05
Net realized and unrealized gain (loss) on investments	1.62
Total from investment operations	1.67
Less Distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$26.67
Total Return	6.69%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$2,667

Expenses to Average Net Assets	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	3.45%[4]
Portfolio Turnover Rate	1%[3]

1Commencement of operations on March 8, 2016.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments ETF, PureFunds™ ISE Drone Economy Strategy ETF, and PureFunds™ ISE Video Game Tech ETF (each a “Fund”, or collectively the “Funds”) are series of FactorShares Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Junior Silver (Small Cap Miners/Explorers)™ Index. The PureFunds™ ISE Cyber Security ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield of the ISE Cyber Security™ Index. The PureFunds™ ISE Big Data ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Big Data™ Index. The PureFunds ISE Mobile Payments ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Mobile Payments™ Index. The PureFunds Drone Economy Strategy ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares Drone™ Index. The PureFunds Video Game Tech ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech™ Index. PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF commenced operations on November 29, 2012, PureFunds™ ISE Cyber Security ETF commenced operations on November 11, 2014, PureFunds™ ISE Big Data ETF and PureFunds™ ISE Mobile Payments ETF commenced operations on July 15, 2015, and PureFunds™ ISE Drone Economy Strategy ETF and PureFunds™ ISE Video Game Tech ETF commenced operations on March 8, 2016.
The Funds each currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the statements of changes in net assets.

PureFunds™ ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2016, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

PureFunds™ ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016:
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers)
 ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,842,313	$—	$—	$8,842,313
Total Investments in Securities	$8,842,313	$—	$—	$8,842,313

PureFunds™ ISE Cyber Security ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$741,633,086	$—	$—	$741,633,086
Short Term Investments	262,900,625	—	—	262,900,625
Total Investments in Securities	$1,004,533,711	$—	$—	$1,004,533,711

PureFunds™ ISE Big Data ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,066,941	$—	$—	$1,066,941
Short Term Investments	122,256	—	—	122,256
Total Investments in Securities	$1,189,197	$—	$—	$1,189,197

PureFunds™ ISE Mobile Payments ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,360,420	$—	$—	$8,360,420
Short Term Investments	2,369,786	—	—	2,369,786
Total Investments in Securities	$10,730,206	$—	$—	$10,730,206
PureFunds™ ISE Drone Economy Strategy ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,560,763	$—	$—	$2,560,763
Total Investments in Securities	$2,560,763	$—	$—	$2,560,763

PureFunds™ ISE Video Game Tech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,643,809	$—	$—	$2,643,809
Total Investments in Securities	$2,643,809	$—	$—	$2,643,809

PureFunds™ ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

^ See Schedule of Investment for classifications by sector or country.
Below are the transfers into or out of Levels 1 and 2 during the period ended March 31, 2016:
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF
Transfers into Level 1	$425,990
Transfers out of Level 1	—
Net Transfers in and/(out) of Level 1	$425,990

Transfers into Level 2	$—
Transfers out of Level 2	(425,990)
Net Transfers in and/(out) of Level 2	$(425,990)
The transfers from Level 1 to Level 2 are due to an increase in trading activity on March 31, 2016. Transfers between levels are recognized at the end of the reporting period.
Each of PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments ETF, PureFunds™ ISE Drone Economy Strategy ETF, and PureFunds™ ISE Video Game Tech ETF did not have any transfers between Levels 1 and 2 during the period ended March 31, 2016.
The Funds did not have any transfers into or out of Level 3 during the period ended March 31, 2016.

B.
Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

PureFunds™ ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for each of the Funds on a quarterly basis. Net realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

PureFunds™ ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. The Funds did not use derivatives during the period ended March 31, 2016.
NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.
Factor Advisors, LLC (the “Advisor”), serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.
Under the Investment Advisory Agreement with PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments ETF, PureFunds™ ISE Drone Economy Strategy ETF, and PureFunds™ ISE Video Game Tech ETF, the Advisor has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary fee. For services provided the Funds pay the Advisor at an annual rate of 0.75% of the Funds’ average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Funds’ expenses in excess of 0.75% of the Funds’ average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with PureShares, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Funds, including distributing marketing materials related to the Funds. PureShares, LLC is a privately held business focused on bringing exchange-traded

PureFunds™ ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.
U.S. Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.
The Advisor pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.
NOTE 5 – DISTRIBUTION PLAN
The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended March 31, 2016, the Funds did not incur any 12b-1 expenses.
NOTE 6 - PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2016:

	Purchases	Sales
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$1,181,248	$1,322,946
PureFunds™ ISE Cyber Security ETF	146,439,765	161,692,819
PureFunds™ ISE Big Data ETF	571,927	585,043
PureFunds™ ISE Mobile Payments ETF	1,516,193	1,475,417
PureFunds™ ISE Drone Economy Strategy ETF	55,800	7,102
PureFunds™ ISE Video Game Tech ETF	205,978	13,939
The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2016:

	Purchases In- Kind	Sales In- Kind

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$2,976,828	$—
PureFunds™ ISE Cyber Security ETF	22,336,264	262,651,129
PureFunds™ ISE Big Data ETF	—	1,046,711
PureFunds™ ISE Mobile Payments ETF	3,644,478	—
PureFunds™ ISE Drone Economy Strategy ETF	2,397,712	—
PureFunds™ ISE Video Game Tech ETF	2,287,614	—

PureFunds™ ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ taxable gains and are not distributed to shareholders.
During the period ended March 31, 2016, the Funds incurred broker commissions to affiliated brokers Esposito Securities, LLC and Penserra LLC in the amount of $8,295 and $12,956, respectively.
There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2016.
NOTE 7 — SECURITIES LENDING
The Funds, except for Pure FundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF, may lend up to 331/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2016, Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.
As of March 31, 2016, the value of the securities on loan and payable for collateral due to broker were as follows:
Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
PureFunds™ ISE Cyber Security ETF	$259,322,443	$262,900,625
PureFunds™ ISE Big Data ETF	119,419	122,256
PureFunds™ ISE Mobile Payments ETF	2,311,885	2,369,786
* The cash collateral received was invested in the Mount Vernon Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.
Fees and interest income earned on collateral investments and recognized by the Fund during the six months ended March 31, 2016, was as follows:

PureFunds™ ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

Fees and Interest Income Earned

Fund	Fees and Interest Income Earned
PureFunds™ ISE Cyber Security ETF	$439,623
PureFunds™ ISE Big Data ETF	501
PureFunds™ ISE Mobile Payments ETF	4,799
Offsetting Assets and Liabilities
The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting as of March 31, 2016.

Fund	Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Collateral Received	Net Amount
PureFunds™
ISE Cyber	Securities
Security ETF	Lending	$262,900,625	$262,900,625	$—	$262,900,625	$—
PureFunds™
ISE Big Data	Securities
ETF	Lending	122,256	122,256	—	122,256	—
PureFunds™
ISE Mobile	Securities
Payments ETF	Lending	2,369,786	2,369,786	—	2,369,786	—

NOTE 8 – FEDERAL INCOME TAXES
The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2015 were as follows:

PureFunds™ ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

Cost of investments	$6,470,632
Gross tax unrealized appreciation	6,904
Gross tax unrealized depreciation	(3,115,842)
Net tax unrealized depreciation	(3,108,938)
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated (loss)	(2,973,254)
Total Accumulated (loss)	$(6,082,192)

PureFunds™ ISE Cyber Security ETF
Cost of investments	$1,279,605,241
Gross tax unrealized appreciation	26,700,109
Gross tax unrealized depreciation	(243,104,552)
Net tax unrealized depreciation	(216,404,443)
Undistributed ordinary income	6,938
Undistributed long-term gain	—
Total distributable earnings	6,938
Other accumulated (loss)	(22,396,743)
Total Accumulated (loss)	$(238,794,248)

PureFunds™ ISE Big Data ETF
Cost of investments	$2,479,444
Gross tax unrealized appreciation	28,854
Gross tax unrealized depreciation	(281,130)
Net tax unrealized depreciation	(252,276)
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated (loss)	(19,440)
Total Accumulated (loss)	$(271,716)

PureFunds™ ISE Mobile Payments ETF
Cost of investments	$4,874,520
Gross tax unrealized appreciation	114,372
Gross tax unrealized depreciation	(329,339)
Net tax unrealized depreciation	(214,967)
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated (loss)	(9,022)
Total Accumulated (loss)	$(223,989)

PureFunds™ ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.
As of September 30, 2015, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$552,980	Indefinite
PureFunds™ ISE Cyber Security ETF	—	Indefinite
PureFunds™ ISE Big Data ETF	19,440	Indefinite
PureFunds™ ISE Mobile Payments ETF	9,022	Indefinite
Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2016.

	Late Year Ordinary Loss	Post- October Capital Loss
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$13,200	$2,407,065
PureFunds™ ISE Cyber Security ETF	1,113,629	21,280,438
PureFunds™ ISE Big Data ETF	—	—
PureFunds™ ISE Mobile Payments ETF	—	—
NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS
PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF paid $87,131 from ordinary income for the period ended March 31, 2016, and did not pay any distributions from ordinary income or capital gains for the year ending September 30, 2016.
Each of PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments, PureFunds™ ISE Drone Economy Strategy ETF, and PureFunds™ ISE Video Game Tech ETF has paid no distributions to shareholders for the periods ended March 31, 2016 and September 30, 2015..
NOTE 10 – INVESTMENTS IN AFFILIATES
PureFunds ISE Cyber Security ETF
PureFunds™ Cyber Security ETF owned 5% or more of the voting securities of the following companies during the year ended September 30, 2015. After PureFunds™ Cyber Security ETF sold some of their holdings in each company, each company was no longer deemed an affiliate of the Fund as defined by the Investment Company Act of 1940. Transactions during the period in these securities were as follows:

PureFunds™ ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

Share Activity
Security Name	Balance September 30, 2015	Purchases	Sales	Balance March 31, 2016	Realized Gains (Losses)[2]	Dividend Income	Value March 31, 2016
Absolute Software Corporation	2,439,332	58,408	(2,291,071)	206,669	$(5,433,464)	$213,518	$999,331
AhnLab, Inc.	781,693	22,881	(400,855)	403,719	87,394	170,824	20,510,733
F-Secure OYJ	9,766,867	254,529	(6,686,912)	3,334,484	(3,714,078)	—	9,979,055
Guidance Software, Inc.	2,131,824	46,568	(2,178,392)	—	(7,362,325)	—	—
IntraLinks Holding Corporation	4,290,158	134,436	(3,032,949)	1,391,645	(8,641,885)	—	10,966,163
The KEYW Holding Corporation	3,163,201	89,351	(1,687,747)	1,564,805	(6,037,665)	—	10,390,305
Radware Ltd.	2,336,508	454,800	(1,089,685)	1,701,623	(7,535,820)	—	20,130,200
VASCO Data Security International, Inc.	2,448,262	98,203	(1,003,499)	1,542,966	(7,949,358)	—	23,761,675
Zix Corporation	3,204,568	107,989	(1,115,710)	2,196,847	404,508	—	8,633,609
					$(46,182,693)	$384,342	$105,371,071
1 Commencement of operations
2 Realized Gains (Losses) includes transactions in affiliated investments and affiliated in-kind redemptions
NOTE 11 – SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
At a special meeting held on April 21, 2016, the Board of Trustees (“Board”) including a majority of the Trustees who are not interested persons of the Trust (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), of the Trust approved an Interim Sub-Advisory Agreement between Factor Advisors, LLC (“Factor Advisors”) and Penserra Capital Management, LLC (“Penserra”), with respect to PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF (“SILJ”) replacing Esposito Partners, LLC (“Esposito”) as investment sub-adviser to SILJ, effective April 20, 2016. The Interim Sub-Advisory Agreement is identical to the terminated Sub-Advisory Agreement with Esposito with respect to the compensation payable to the applicable investment sub-adviser for its services. The Interim Sub-Advisory Agreement enables Penserra to provide investment sub- advisory services to SILJ and will be in effect until the earlier of (i) the date that shareholders of SILJ approve a Sub-Advisory Agreement between Factor Advisors and Penserra, or (ii) 150 days after the effective date of the Interim Sub-Advisory Agreement, unless extended by permission of the SEC. At a special in-person meeting held on May 24, 2016, the Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act), approved a Sub-Advisory Agreement between Factor Advisors and Penserra, with respect to SILJ. This Agreement will take effect upon receiving approval from a majority of the outstanding voting securities of SILJ.

PureFunds™ ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

At the special meeting held on May 24, 2016, the Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act), ratified the transfer of each Investment Advisory Agreement between Factor Advisors and the Trust (the “Advisory Agreements”), as well as the Interim Sub-Advisory Agreement and Sub-Advisory Agreement relating to the Funds (together with the Advisory Agreements, the “Agreements”), to, and the assumption of the Agreements by, ETF Managers Group LLC (“ETF Managers”), effective April 26, 2016. ETF Managers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, with the same ownership and identical personnel as Factor Advisors. Such transfer and assumption of the Agreements does not amount to an assignment of such Agreements under the 1940 Act. Therefore, the Agreements remain in effect with ETF Managers serving as the investment adviser to the Funds.
At the special meeting held on May 24, 2016, the Board approved changing the name of the Trust to “ETF Managers Trust,” effective June 24, 2016.

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2015 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 17, 2016, the Board of Trustees (the “Board”) of FactorShares Trust (the “Trust”) considered the renewal of the following agreements (collectively, the “Agreements”):
●	the Advisory Agreement between Factor Advisors, LLC (the “Adviser”) and the Trust, on behalf of PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF (the “Fund”); and
●	the Sub-Advisory Agreement between the Adviser and Esposito Partners, LLC (the “Sub-Adviser”) with respect to the Fund.
Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Agreements after their initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser.
Prior to and at the meeting held on March 17, 2016 the Board, including the Independent Trustees, reviewed written and oral information from the Advisor and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s cost and profits they realize in providing their services, including any fall-out benefits enjoyed by the Adviser and the Sub-Adviser; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included relevant information furnished to the Board throughout the year. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives discussed the services provided by the Sub-Adviser, which was responsible for executing purchase and sale transactions in the Fund, and discussed brokerage commissions charged to the Fund. The representatives also discussed fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and throughout the year and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2015 (Unaudited) (Continued)

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing ETFs, including other series of the Trust.
The Board also considered other services to be provided to the Fund, such as overseeing the activities of the Sub-Advisor, as well as the Fund’s other service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
The Trustees then considered the scope of services to be provided under the Sub-Advisory Agreement, noting that Sub-Adviser will be providing investment management services to the Fund. The Board discussed the responsibilities of the Sub-Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.
Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser.
Historical Performance
The Board then considered the performance information over various time periods. The Board noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the weights of the Fund’s portfolio holdings relative to their weights in the reference index. The Board reviewed the information regarding the Fund’s index tracking, noting that the Fund’s tracking error, as explained by the Sub- Adviser, was attributable to the Fund’s status as a Regulated Investment Company under Section 851 of the Internal Revenue Code and that, after taking this into account, the Fund satisfactorily tracked its underlying index. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.
Cost of Services Provided and Economies of Scale
The Board reviewed the Fund’s expense ratio and the advisory fee paid by the Fund and considered the expense ratios of comparable Funds. The Board also took into consideration management’s discussion of the fees and other factors considered. The Board also noted the importance of the fact that the advisory fee for the Fund was a “unified fee,” meaning

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2015 (Unaudited) (Continued)

that the shareholders of the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that the Advisor was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also considered the profitability of the Adviser with respect to its management of the Fund. The Board concluded that the advisory fee was reasonable and the result of arm’s length negotiations. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund.
In addition, the Board considered whether economies of scale were realized with respect to the Fund during the current contract period, but concluded that no significant economies of scale had yet been achieved. The Board noted that it will have the opportunity to periodically reexamine whether such economies have been achieved.
The Board reviewed the fees paid by the Adviser to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreement. In considering the Sub-Adviser’s profitability from its relationship with the Fund, the Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the fees that the Adviser receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by the Adviser, the Board noted the ability of the Adviser to negotiate the Sub-Advisory Agreement and the fees thereunder at arm’s length. For these reasons, the Board concluded that the profitability to the Sub- Adviser from its relationship with the Fund was not a material factor in approval of the Sub-Advisory Agreement. The Board also noted that the Fund may use Esposito Securities, LLC, a broker-dealer affiliated with the Sub-Adviser, for Fund brokerage transactions, but further noted that the amount of commissions related to such transactions was small, and would be expected to remain small, given the Fund’s use of in-kind transactions for creation and redemption activities.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub- Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to the Fund; and (c) agreed to renew the Agreements for another year.

PureFunds™ ETFs
APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2015 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 2, 2015, the Board of Trustees (the “Board”) of FactorShares Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

●	the Advisory Agreement between Factor Advisors, LLC (the “Adviser”) and the Trust, on behalf of PureFunds™ Video Game Tech ETF and PureFunds™ Drone Economy Strategy ETF (the “Funds”); and
●	the Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”) with respect to the Funds.

The Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser.
Prior to and at the meeting held on December 2, 2015 the Board, including the Independent Trustees, reviewed written and oral information from the Advisor and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Funds’ shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s cost and profits they will realize in providing their services, including any fall-out benefits enjoyed by the Adviser and the Sub-Adviser; (iii) comparative fee and expense data for the Funds and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Funds grow and whether the proposed advisory fee for the Funds reflects these economies of scale for the benefit of the Funds; and (v) other financial benefits to the Adviser and Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included relevant information furnished to the Board throughout the year. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The Adviser and Sub-Adviser each discussed its experience with exchange- traded funds. The representatives discussed the services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions in the Funds. The representatives also discussed the rationale for launching the Funds, the Funds’ fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and throughout the year, and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

PureFunds™ ETFs
APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2015 (Unaudited) (Continued)

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing ETFs, including other series of the Trust.
The Board also considered other services to be provided to the Fund, such as overseeing the activities of the Sub-Advisor, as well as the Funds’ other service providers, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
The Trustees then considered the scope of services to be provided under the Sub-Advisory Agreement, noting that Sub-Adviser will be providing investment management services to the Funds. The Board discussed the responsibilities of the Sub-Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. In considering the nature, extent and quality of the services to be provided by the Sub- Advisor, the Board considered the history and experience Sub-Adviser has as an investment advisor, as well as the experience of its personnel in managing ETFs.
Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser.
Cost of Services Provided and Economies of Scale
The Board reviewed the Funds’ estimated expense ratio and the advisory fee to be paid by the Funds, considered the expense ratios of comparable Funds. The Board also took into consideration management’s discussion of the fees and other factors considered. The Board concluded that the advisory fee was reasonable and the result of arm’s length negotiations. Additionally, the Board took into consideration that the advisory fees, along with most of the Funds’ other operating expenses, would be paid by the Adviser. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds.
The Board determined that the Adviser is likely to realize economies of scale in managing the Funds as assets grow in size and intends to monitor fees as the Funds grow in size and determine whether fee breakpoints may be warranted
The Board then reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services as Sub-Adviser to the Funds. The Board considered that the fees paid to the Sub-Adviser would be paid by the Adviser from the advisory fee the Adviser will receive

PureFunds™ ETFs
APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2015 (Unaudited) (Continued)

and noted that the fee reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board concluded that the sub-advisory fees were reasonable.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub- Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

PureFunds™ ETFs

EXPENSE EXAMPLES
For the Period Ended March 31, 2016 (Unaudited)

As a shareholder of PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments ETF, PureFunds™ Drone Economy Strategy ETF, and PureFunds™ Video Game Tech ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016) for PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, and PureFunds™ ISE Mobile Payments ETF or the period since inception (March 8, 2016 to March 31, 2016) for PureFunds™ Drone Economy Strategy ETF and PureFunds™ Video Game Tech ETF.

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

PureFunds™ ETFs

EXPENSE EXAMPLES
For the Period Ended March 31, 2016 (Unaudited) (Continued)

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,670.70	$4.61

Hypothetical (5% annual)	$1,000.00	$1,021.55	$3.49

PureFunds™ ISE Cyber Security ETF

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$948.70	$3.65

Hypothetical (5% annual)	$1,000.00	$1,021.25	$3.79

PureFunds™ ISE Big Data ETF
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$966.00	$3.69

Hypothetical (5% annual)	$1,000.00	$1,021.25	$3.79

PureFunds™ ISE Mobile Payments ETF
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,018.60	$3.78

Hypothetical (5% annual)	$1,000.00	$1,021.25	$3.79

PureFunds™ ETFs

EXPENSE EXAMPLES
For the Period Ended March 31, 2016 (Unaudited) (Continued)

PureFunds™ Drone Economy Strategy ETF

	Beginning Account Value March 8, 2016	Ending Account Value March 31, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,046.50	$0.50

Hypothetical (5% annual)	$1,000.00	$1,002.79	$0.49

PureFunds™ Video Game Tech ETF
	Beginning Account Value March 8, 2016	Ending Account Value March 31, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,071.60	$0.51

Hypothetical (5% annual)	$1,000.00	$1,002.79	$0.49

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366 (to reflect the one-half year period in the case of PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFundsTM ISE Cyber Security ETF, PureFundsTM ISE Big Data ETF, and PureFundsTM ISE Mobile Payments ETF) and 24/366 (to reflect the period from March 8, 2016 to March 31, 2016 in the case of PureFundsTM Drone Economy Strategy ETF and PureFundsTM Video Game Tech ETF).

PureFunds™ ETFs

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Funds’ prospectuses, which may be obtained by calling 1-877-756-PURE (1.877.756.7873), or by visiting www.PureFunds.com. Read the prospectuses carefully before investing.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (877) 756-7873. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on the Funds’ website at www.pureetfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the polices and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756- 7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.pureetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Advisor
Factor Advisors, LLC
30 Maple Street, Summit, NJ 07901

Sub-Adviser – SILJ, HACK, BDAT, IPAY, GAMR, and IFLY
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A, Orinda, CA 94563

Index Provider
International Securities Exchange, LLC
 60 Broad Street, New York, NY 10004

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100, Denver, CO 80203

Custodian
U.S. Bank National Association
 Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S. Bank National Lending Association
Securities Lending
 800 Nicolet Mall, Minneapolis, MN 55402

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
 1666 K Street NW, Washington, DC 20006

Semi–Annual Report
 March 31, 2016

TierraXP™ Latin America Real Estate ETF
Ticker: LARE

The Fund is a series of FactorShares Trust.

TierraXPTM Latin America Real Estate ETF

March 31, 2016

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Tierra XP Latin America Real Estate Exchange-Traded Fund. (“LARE” or the “Fund”). The following information pertains to the fiscal period from December 3, 2015 (the Fund’s Inception Date) to March 31, 2016.

The Fund saw positive performance during the fiscal period ended on March 31, 2016. The NAV price for LARE rose 10.15%, while the Solactive Latin America Real Estate Index (“Index’), the Fund’s benchmark, rose 10.86% over the same period. The primary difference between the Fund return and the Index return was attributable to Fund expenses, which are not a part of the Index.

For the period ended March 31, 2016, the best performing securities in the Fund were Direcional Engenharia (up 86.21%), Brasil Brokers Participacoes (up 59.41%) and MRV Engenharia (up 53.84%). The worst performing securities in the Fund were Grupo Gicsa (down - 20.73%), Impulsora del Desarrollo (down - 19.09%) and Hoteles City Express (down - 9.3%).

Global markets in general saw a sell off to begin 2016 on the back of falling oil prices and uncertainty around global growth and future actions of the Federal Reserve. From mid-February to the end of the fiscal period on March 31, 2016, markets staged a comeback. The Latin American Real Estate Index outperformed the S&P 500 By the end of the period ended March 31, 2016, the Fund and the Index showed impressive double digit gains.

NAV realized volatility was materially lower versus major regional and global benchmarks during the period. The Fund’s regional focus seeks to capture a balanced exposure to the asset class with lower volatility versus major benchmarks.

You can find further details about LARE by visiting www.TIERRAFUNDS.com, or by calling 1‐844‐ETF‐ MGRS (1‐844‐383‐6477).

Sincerely,

Samuel Masucci III Chairman of the Board

Samuel Masucci III is a registered representative of ALPS Distributors, Inc.
2

TierraXPTM Latin America Real Estate ETF
Growth of $10,000 (Unaudited)

Cumulative Returns	Since Inception
Period Ended March 31, 2016	(12/2/2015)
TierraXPTM Latin America Real Estate ETF (NAV)	10.17%
TierraXPTM Latin America Real Estate ETF (Market)	13.20%
S&P 500 Index	-0.24%
Solactive Latin America Real Estate Index	10.86%

Total Fund Operating Expenses[1]	0.79%
1. The expense ratio is taken from the Fund’s most recent prospectus dated October 17, 2015.

Performance data quoted represents past performance and does not guarantee future results.
The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on December 2, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, if any.

The unmanaged indices do not reflect fees and are not available for direct investment.
3

TierraXPTM Latin America Real Estate ETF

Top Ten Holdings*

	Security	% of Total Investments†
1	FII BTG Pactual Corporate Office Fund	3.89%
2	Ez Tec Empreendimentos e Participacoes SA	3.68%
3	BR Properties SA	3.57%
4	Grupo Aeroportuario del Centro Norte SAB de CV	3.22%
5	Prologis, Inc.	3.18%
6	Fibra Uno Administracion SA de CV	3.17%
7	BB Progressivo II FII	3.11%
8	Macquarie Mexico Real Estate Management SA de CV	3.09%
9	PLA Administradora Industrial S de RL de CV	3.03%
10	Concentradora Fibra Hotelera Mexicana SA de CV	3.02%

Top Ten Holdings = 32.96% of Total Investments†
* Current Fund holdings may not be indicative of future Fund holdings.
† Percentage of total investments less cash.
4

TierraXPTM Latin America Real Estate ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The TierraXPTM Latin America Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Solactive Latin America Real Estate Index (the “Index”).

Foreign investing involves special risks such as currency fluctuations and political uncertainty. Investments in emerging markets accentuate these risks. The Fund is subject to the risks associated with investing in real estate, which may include possible declines in the value of real estate. Funds focusing on a single country or sector may experience greater price volatility. The Fund’s return may not match or achieve a high degree of correlation with the return of the Solactive Latin America Real Estate Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

Real estate risk factors include, but are not limited to, the fact that direct ownership of real estate is subject to fluctuations in the value of underlying properties, the impact of economic conditions on real estate values, the strength of specific industries renting properties and defaults by borrowers or tenants. Real estate is a cyclical business, highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Changing interest rates and credit quality requirements may affect the cash flow of real estate companies and their ability to borrow or lend money or to meet capital needs.

The Fund is new with limited operating history.

LAREPR: The Solactive Latin America Real Estate Index screens for all listed equities with primary listings in the Latin America region and which derive substantially most of their income from real estate and real estate services.

MSCI EM: The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries*. With 836 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

MSCI Mexico: The MSCI Mexico Index is designed to measure the performance of the large and mid cap segments of the Mexican market. With 27 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in Mexico.

MSCI Brazil: The MSCI Brazil Index is designed to measure the performance of the large and mid cap segments of the Brazilian market. With 61 constituents, the index covers about 85% of the Brazilian equity universe.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
5

TierraXPTM Latin America Real Estate ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2016 (Unaudited)

TierraXP Latin
America Real Estate
ETFTM
As a percent of Net Assets:
Argentina	1.2%
Brazil	52.9
Chile	3.0
Mexico	37.6
United States	5.0
Short-Term and other Net Assets (Liabilities)	0.3
100.0%
6

TierraXPTM Latin America Real Estate ETF

Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 99.7%
Argentina - 1.2%
Real Estate Management & Development - 1.2%
IRSA Inversiones y Representaciones SA - ADR (a)	2,196	$32,852

Brazil - 52.9%
Capital Markets - 0.3%
GP Investments Ltd. (a)	3,800	7,641
Household Durables - 15.9%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	28,000	80,753
Direcional Engenharia SA	31,600	51,588
Even Construtora e Incorporadora SA	32,600	37,082
Ez Tec Empreendimentos e Participacoes SA	22,400	100,425
Gafisa SA	31,000	23,019
Helbor Empreendimentos SA	48,400	20,864
MRV Engenharia e Participacoes SA	22,200	73,349
Tecnisa SA	66,000	44,420
Total Household Durables		431,500
Real Estate Investment Trusts (REITs) - 22.5%
BB Progressivo II FII	2,968	84,772
CSHG Brasil Shopping Investimento Imobiliario *	136	57,681
CSHG Logistica FI Imobiliario *	136	38,466
CSHG Real Estate FI Imobiliario	246	76,283
FII BTG Pactual Corporate Office Fund	3,674	106,000
FII TB Office *	1,958	34,198
JS Real Estate Multigestao FII	1,812	45,355
Kinea Renda Imobiliaria FII	2,278	72,370
Kinea Rendimentos Imobiliarios FII	2,064	63,717
Santander Agencias FII	1,532	38,304
Total Real Estate Investment Trusts (REITs)		617,146
Real Estate Management & Development - 14.2%
Aliansce Shopping Centers SA	17,800	64,257
BR Malls Participacoes SA	19,600	79,912
BR Properties SA	40,000	97,339
Brasil Brokers Participacoes SA (a)	7,600	4,143
Iguatemi Empresa de Shopping Centers SA	7,200	49,600
JHSF Participacoes SA (a)	15,000	6,466
Multiplan Empreendimentos Imobiliarios SA	4,600	68,892
Sao Carlos Empreendimentos e Participacoes SA	2,200	15,296
Total Real Estate Management & Development		385,905
Total Brazil		1,442,192

The accompanying notes are an integral part of these financial statements.
7

TierraXPTM Latin America Real Estate ETF

Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Market Value

Chile - 3.0%
Real Estate Management & Development - 3.0%
PAZ Corporacion SA	42,366	$27,099
Parque Arauco SA	30,306	55,618
Total Real Estate Management & Development		82,717

Mexico - 37.6%
Construction & Engineering - 1.7%
Empresas ICA SAB de CV (a)	61,896	14,903
Impulsora del Desarrollo y el Empleo en America Latina SAB de
CV (a)*	21,994	31,800
Total Construction & Engineering		46,703
Diversified Financial Services - 2.4%
Concentradora Hipotecaria SAPI de CV	45,652	65,212
Hotels, Restaurants & Leisure - 0.8%
Hoteles City Express SAB de CV (a)	18,272	22,474
Household Durables - 1.3%
Consorcio ARA SAB de CV	52,558	19,682
Corporacion GEO SAB de CV (a)	32,300	9,497
Desarrolladora Homex SAB de CV (a)	39,700	8,157
Total Household Durables		37,336
Real Estate Investment Trusts (REITs) - 20.5%
Asesor de Activos Prisma SAPI de CV	32,486	25,572
Concentradora Fibra Danhos SA de CV	34,932	72,888
Concentradora Fibra Hotelera Mexicana SA de CV	89,204	82,351
FIBRA HD Servicios SC	2,590	1,522
Fibra MTY SAPI de CV *	24,822	18,921
Fibra Shop Portafolios Inmobiliarios SAPI de CV	47,888	47,536
Fibra Uno Administracion SA de CV	37,170	86,465
Macquarie Mexico Real Estate Management SA de CV	62,364	84,285
PLA Administradora Industrial S de RL de CV	44,436	82,611
Prologis Property Mexico SA de CV	35,668	56,649
Total Real Estate Investment Trusts (REITs)		558,800
Real Estate Management & Development - 3.0%
Corporacion Inmobiliaria Vesta SAB de CV	24,188	36,246
Corpovael SA de CV (a)	14,764	11,622
Grupo GICSA SA de CV (a)	37,540	29,898
Servicios Corporativos Javer SAPI de CV (a)*	5,600	5,805
Total Real Estate Management & Development		83,571
Transportation Infrastructure - 7.9%
Grupo Aeroportuario del Centro Norte SAB de CV	15,324	87,915
Grupo Aeroportuario del Pacifico SAB de CV	7,928	70,570
Grupo Aeroportuario del Sureste SAB de CV	3,748	56,433
Total Transportation Infrastructure		214,918
Total Mexico		1,029,014

The accompanying notes are an integral part of these financial statements.
8

TierraXPTM Latin America Real Estate ETF

Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Market Value
United States - 5.0%
Real Estate Investment Trusts (REITs) - 3.1%
Prologis, Inc.	1,964	$86,769
Real Estate Management & Development - 1.9%
Brookfield Property Partners LP	2,272	52,665
Total United States		139,434
TOTAL COMMON STOCKS (Cost $2,476,997)		2,726,209

Total Investments (Cost $2,476,997) - 99.7%		2,726,209
Other Assets in Excess of Liabilities - 0.3%		6,647
TOTAL NET ASSETS - 100.0%		$2,732,856

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a)	Non-income producing security.
*	Illiquid Security - At March 31, 2016, the value of these securities amount to $129,190 or 4.7% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.
9

TierraXPTM Latin America Real Estate ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2016 (Unaudited)

TierraXPTM Latin America Real Estate ETF
ASSETS
Investments in securities, at value*	$2,726,209
Cash	5,732
Foreign currency*	975
Dividends and interest receivable	1,527
Total Assets	2,734,443

LIABILITIES
Management fees payable	1,587
Total Liabilities	1,587
Net Assets	$2,732,856

NET ASSETS CONSIST OF:
Paid-in Capital	$2,532,816
Undistributed (accumulated) net investment income (loss)	4,984
Accumulated net realized gain (loss) on investments	(54,287)
Net unrealized appreciation (depreciation) on:
Investments in securities	249,212
Foreign currency and translation of other assets and liabilities in foreign currency	131
Net Assets	$2,732,856

*Identified Cost:
Investments in unaffiliated securities	$2,476,997
Foreign currency	964

Shares Outstanding^	100,000
Net Asset Value, Offering and Redemption Price per Share	$27.33

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.
10

TierraXPTM Latin America Real Estate ETF

STATEMENT OF OPERATIONS
For the Period ended March 31, 2016 (Unaudited)

TierraXPTM Latin America Real Estate ETF [1]
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $2,943)	$31,023
Total Investment Income	31,023

Expenses:
Management fees	5,949
Total Expenses	5,949
Net Investment Income (Loss)	25,074

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(54,287)
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated investments in securities and foreign currency	249,212
Foreign currency	131
Net Realized and Unrealized Gain (Loss) on Investments	195,056
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$220,130

[1]	Fund commenced operations on December 2, 2015. The information presented is for the period from December 2, 2015 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.
11

TierraXPTM Latin America Real Estate ETF
STATEMENT OF CHANGES IN NET ASSETS

Period ended March 31, 2016 (Unaudited)*
OPERATIONS
Net investment income (loss)	$25,074
Net realized gain (loss) on investments	(54,287)
Net change in unrealized appreciation (depreciation) of investments	249,343
Net increase (decrease) in net assets resulting from operations	220,130

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(20,090)
Total Distributions to Shareholders	(20,090)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	2,500,000
Transaction Fee (Note 1)	32,816
2,532,816
Net increase (decrease) in net assets	$2,732,856

NET ASSETS
Beginning of Period	$—
End of Period	2,732,856
Undistributed net investment income (loss)	$4,984

(a) Summary of share transactions is as follows:

	Period Ended March 31, 2016 (Unaudited)
	Shares	Amount
Shares Sold	100,000	$2,500,000
Transaction Fees	—	32,816
Shares Redeemed	—	—
	100,000	$2,532,816
Beginning Shares	—
Ending Shares	100,000

*Fund commenced operations on December 2, 2015. The information presented is for the period from December 2, 2015 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.
12

TierraXPTM Latin America Real Estate ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended March 31, 2016 (Unaudited)[1]

Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.25
Net realized and unrealized gain (loss) on investments	2.28
Total from investment operations	2.53
Less Distributions:
Distributions from net investment income	(0.20)
Total distributions	(0.20)
Net asset value, end of period	$27.33
Total Return	10.17%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$2,733

Expenses to Average Net Assets	0.79%[4]
Net Investment Income (Loss) to Average Net Assets	3.27%[4]
Portfolio Turnover Rate	20%[3]

1Commencement of operations on December 2, 2015.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.
13

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS March 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

TierraXPTM Latin America Real Estate ETF (the “Fund”) is a series of FactorShares Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Solactive Latin America Real Estate Index. The Fund commenced operations on December 2, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ
14

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2016, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

TierraXPTM Latin America Real Estate ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,720,404	$5,805	$—	$2,726,209
Total Investments in Securities	$2,720,404	$5,805	$—	$2,726,209

^ See Schedule of Investments for classifications by sector or country.

There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. Transfers between levels are recognized at the end of the reporting period.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.
15

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a monthly basis. Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE
16

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not use derivatives during the period ended March 31, 2016.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Factor Advisors, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.79% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.79% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with Tierra Funds, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. Tierra Funds, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.
17

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

US Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended March 31, 2016, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2016:

	Purchases	Sales
TierraXPTM Latin America Real Estate ETF	$2,051,182	$474,817

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2016:

	Purchases In- Kind	Sales In- Kind

TierraXPTM Latin America Real Estate ETF	$927,032	$—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2016.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 331/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of
18

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

There were no securities on loan during the period ended March 31, 2016.

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid $20,090 from ordinary income for the period ended March 31, 2016.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The Fund paid a distribution of $4,000 from ordinary income on April 22, 2016 and $45,000 from ordinary income on May 27, 2016.

At a special meeting held on May 24, 2016, the Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act), ratified the transfer of the Investment Advisory Agreement between Factor Advisors and the Trust (the “Advisory Agreement”), to, and the assumption of the Agreement by, ETF Managers Group LLC (“ETF Managers”), effective April 26, 2016. ETF Managers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, with the same ownership and identical personnel as Factor Advisors. Such transfer and assumption of the Agreement does not amount to an assignment of such Agreement under the 1940 Act. Therefore, the Agreement remains in effect with ETF Managers serving as the investment adviser to the Fund.

At the special meeting held on May 24, 2016, the Board approved changing the name of the Trust to “ETF Managers Trust,” effective June 24, 2016.
19

TierraXPTM Latin America Real Estate ETF

SUPPLEMENTARY INFORMATION
March 31, 2016 (Unaudited)

Disclosure of Portfolio Holdings
The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.tierrafunds.com. Read the prospectus carefully before investing.
20

TierraXPTM Latin America Real Estate ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
For the Period Ended March 31, 2016 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 10, 2015, the Board of Trustees (the “Board”) of FactorShares Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement between Factor Advisors, LLC (the “Adviser”) and the Trust, on behalf of the TierraXPTM Latin America Real Estate ETF (the “Fund”); and
•	the Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”) with respect to the Fund.

The Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser.

Prior to and at the meeting held on September 10, 2015 the Board, including the Independent Trustees, reviewed written and oral information from the Advisor and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s cost and profits they will realize in providing their services, including any fall-out benefits enjoyed by the Adviser and the Sub-Adviser; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included relevant information furnished to the Board throughout the year. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The Adviser and Sub-Adviser each discussed its experience with exchange-traded funds. The representatives discussed the services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions in the Fund. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and throughout the year and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing ETFs, including other series of the Trust.

The Board also considered other services to be provided to the Fund, such as overseeing the activities of the Sub-Advisor, as well as the Fund’s other service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
21

TierraXPTM Latin America Real Estate ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
For the Period Ended March 31, 2016 (Unaudited) (Continued)

The Trustees then considered the scope of services to be provided under the Sub-Advisory Agreement, noting that Sub-Adviser will be providing investment management services to the Fund. The Board discussed the responsibilities of the Sub-Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services to be provided by the Sub-Advisor, the Board considered the history and experience Sub-Adviser has as an investment advisor, as well the experience of its personnel in managing ETFs.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser.

Cost of Services Provided and Economies of Scale
The Board reviewed the Fund’s estimated expense ratio and the advisory fee to be paid by the Fund, considered the expense ratios of comparable Funds. The Board also took into consideration management’s discussion of the fees and other factors considered. The Board concluded that the advisory fee was reasonable and the result of arm’s length negotiations. Additionally, the Board took into consideration that the advisory fees, along with most of the Fund’s other operating expenses, would be paid by the Adviser. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size and intends to monitor fees as the Fund grows in size and determine whether fee breakpoints may be warranted

The Board then reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services as Sub-Adviser to the Fund. The Board considered that the fees paid to the Sub-Adviser would be paid by the Adviser from the advisory fee the Adviser will receive and noted that the fee reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board concluded that the sub-advisory fees were reasonable.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub- Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.
22

TierraXPTM Latin America Real Estate ETF

EXPENSE EXAMPLES
For the Period Ended March 31, 2016 (Unaudited)

As a shareholder of TierraXPTM Latin America Real Estate ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 2, 2015 to March 31, 2016).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

TierraXPTM Latin America Real Estate ETF

	Beginning Account Value December 2, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,101.70	$4.15

Hypothetical (5% annual)	$1,000.00	$1,012.58	$3.97

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 121/366 (to reflect the period from December 2, 2015 to March 31, 2016.
23

Advisor
Factor Advisors, LLC
 30 Maple Street #2, Summit, NJ 07901

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A, Orinda, CA 94563

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100, Denver, Colorado 80203

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006
24

Semi-Annual Report
 March 31, 2016

The Restaurant ETF™
Ticker: BITE

The Fund is a series of FactorShares Trust.

The Restaurant ETFTM

March 31, 2016

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in The Restaurant Exchange-Traded Fund (“BITE” or the “Fund”). The following information pertains to the fiscal period from October 28, 2015 (the Fund’s Inception Date) to March 31, 2016.

The Fund saw positive performance during the fiscal period ended March 31, 2016. The NAV price for BITE rose 3.16%, while the BITE Index (“Index”), the Fund’s benchmark, rose 3.34% over the same period. The primary difference between the Fund return and the Index return was attributable to Fund expenses, which are not a part of the Index.

For the period ended March 31, 2016, the best performing securities in the Fund were Domino’s Pizza (up 26.35%), Potbelly Corp (up 23.17%) and Texas Roadhouse (up 23.12%). The worst performing securities in the Fund were Chipotle Mexican Grill (down - 28.27%), Papa John’s Intl (down - 24.17%) and Noodles & Co (down - 20.83%).

US markets saw a sell off to begin 2016 on the back of falling oil prices and uncertainty around global growth and future actions of the Federal Reserve. From mid-February to the end of the period on March 31, 2016, markets staged a comeback, leaving the Fund and the index it tracks slightly positive for the fiscal period.

You can find further details about BITE by visiting www.biteetf.com, or by calling 1-800-ETF-MGRS (1-800-383-6477.

Sincerely,

Samuel Masucci III
 Chairman of the Board

Samuel Masucci III is a registered representative of ALPS Distributors, Inc.
2

The Restaurant ETFTM
Growth of $10,000 (Unaudited)

Cumulative Returns	Since Inception
Period Ended March 31, 2016	(10/27/2015)
The Restaurant ETFTM (NAV)	3.16%
The Restaurant ETFTM (Market)	2.80%
S&P 500 Index	0.72%
The BITE Index	3.34%

Total Fund Operating Expenses[1]	0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated October 17, 2015.

Performance data quoted represents past performance and does not guarantee future results.may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on October 27, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, if any.

The unmanaged indices do not reflect fees and are not available for direct investment.

3

The Restaurant ETFTM

Top Ten Holdings*

		% of Total
	Security	Investments†
1	Texas Roadhouse, Inc.	2.94%
2	Domino’s Pizza, Inc.	2.88%
3	Cracker Barrel Old Country Store, Inc.	2.87%
4	Sonic Corporation	2.85%
5	Carrols Restaurant Group, Inc.	2.83%
6	Darden Restaurants, Inc.	2.79%
7	Bob Evans Farms, Inc.	2.75%
8	Zoe’s Kitchen, Inc.	2.70%
9	Cheesecake Factory, Inc.	2.66%
10	Yum! Brands, Inc.	2.66%

Top Ten Holdings =27.93% of Total Investments†
* Current Fund holdings may not be indicative of future Fund holdings.
† Percentage of total investments less cash.

4

The Restaurant ETFTM

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The Restaurant ETFTM (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the BITE Index (the “Index”).

The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the retail sector. Returns on investments in foreign companies could be more volatile than, or trail the returns on, investments in U.S. companies. Smaller companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Companies owning and operating restaurants may be affected by the performance of the domestic and international economy, interest rates, rates of inflation, exchange rates, competition, consumer confidence and reputational damage. These companies may be subject to severe competition, which may have an adverse impact on their profitability. The Fund’s return may not match or achieve a high degree of correlation with the return of the BITE The Restaurant IndexTM . To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Fund is new with limited operating history.

The BITE Index is an equal-weighted index of all restaurants that are publicly traded in the United States with a market cap of $200 million or greater and $1 million of daily average turnover. An equal-weighted approach helps to minimize the outsized impact that a few mega-cap restaurant operators can have on more traditional, market cap-weighted indexes.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

5

The Restaurant ETFTM

PORTFOLIO ALLOCATION
As of March 31, 2016 (Unaudited)

The
Restaurant
ETFTM
As a percent of Net Assets:
Canada	2.5%
United States	95.1
Virgin Islands (UK)	2.3
Short-Term and other Net Assets (Liabilities)	0.1
100.0%

6

The Restaurant ETFTM

Schedule of Investments
March 31, 2016 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS - 99.9%
Canada - 2.5%
Hotels, Restaurants & Leisure - 2.5%
Restaurant Brands International, Inc.	1,657	$64,341

United States - 95.1%
Hotels, Restaurants & Leisure - 95.1%
Biglari Holdings, Inc. (a)	164	60,960
BJ’s Restaurants, Inc. (a)	1,318	54,789
Bloomin’ Brands, Inc.	3,504	59,112
Bob Evans Farms, Inc.	1,520	70,969
Brinker International, Inc.	1,331	61,159
Buffalo Wild Wings, Inc. (a)	378	55,989
Carrols Restaurant Group, Inc. (a)	5,043	72,821
Cheesecake Factory, Inc. ^	1,291	68,539
Chipotle Mexican Grill, Inc. (a) ^	106	49,923
Chuy’s Holdings, Inc. (a)	1,825	56,703
Cracker Barrel Old Country Store, Inc. ^	485	74,046
Darden Restaurants, Inc.	1,086	72,002
Dave & Busters Entertainment, Inc. (a)	1,580	61,272
Del Frisco’s Restaurant Group, Inc. (a)	4,048	67,116
Del Taco Restaurants, Inc. (a)	5,495	56,763
Denny’s Corporation (a)	6,296	65,227
DineEquity, Inc.	716	66,896
Domino’s Pizza, Inc.	562	74,106
Dunkin’ Brands Group, Inc.	1,430	67,453
El Pollo Loco Holdings, Inc. (a) ^	4,939	65,886
Fiesta Restaurant Group, Inc. (a)	1,576	51,661
Habit Restaurants, Inc. (a)	2,524	47,022
Jack in the Box, Inc.	820	52,373
Krispy Kreme Doughnuts, Inc. (a)	4,288	66,850
McDonald’s Corporation	536	67,364
Panera Bread Co. (a)	332	68,004
Papa John’s International, Inc. ^	1,060	57,441
Popeyes Louisiana Kitchen, Inc. (a)	1,050	54,663
Potbelly Corporation (a)	4,866	66,226
Red Robin Gourmet Burgers, Inc. (a)	898	57,894
Ruby Tuesday, Inc. (a)	10,971	59,024
Ruth’s Hospitality Group, Inc. ^	3,524	64,877
Shake Shack, Inc. (a) ^	1,324	49,412
Sonic Corporation	2,088	73,415
Starbucks Corporation	992	59,222
Texas Roadhouse, Inc.	1,735	75,612
Wendy’s Co.	5,773	62,868
Yum! Brands, Inc.	836	68,427
Zoe’s Kitchen, Inc. (a) ^	1,783	69,519
Total Hotels, Restaurants & Leisure		2,453,605
Total United States		2,453,605

The accompanying notes are an integral part of these financial statements.

7

The Restaurant ETFTM

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

Virgin Islands (UK) - 2.3%
Hotels, Restaurants & Leisure - 2.3%
Arcos Dorados Holdings, Inc. (a)	15,512	$58,170

Total Hotels, Restaurants & Leisure		2,576,116
TOTAL COMMON STOCKS (Cost $2,532,127)		2,576,116

SHORT-TERM INVESTMENTS - 8.1%
Mount Vernon Prime Portfolio, 0.54% (b) +	208,592	208,592
TOTAL SHORT-TERM INVESTMENTS (Cost $208,592)		208,592

Total Investments (Cost $2,740,719) - 108.0%		2,784,708
Liabilities in Excess of Other Assets - (8.0)%		(205,734)
TOTAL NET ASSETS - 100.0%		$2,578,974

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2016.
^	All or a portion of this security is out on loan as of March 31, 2016. Total value of securities out on loan is $203,284.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $208,592 as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

8

The Restaurant ETFTM

STATEMENT OF ASSETS AND LIABILITIES
 As of March 31, 2016 (Unaudited)

The
Restaurant
ETFTM
ASSETS
Investments in securities, at value*	$2,784,708
Cash	2,983
Dividends and interest receivable	588
Securities Lending income receivable	329
Total Assets	2,788,608

LIABILITIES
Collateral received for securities loaned (Note 7)	208,592
Management fees payable	1,042
Total Liabilities	209,634
Net Assets	$2,578,974

NET ASSETS CONSIST OF:
Paid-in Capital	$2,634,325
Undistributed (accumulated) net investment income (loss)	3,436
Accumulated net realized gain (loss) on investments	(102,776)
Net unrealized appreciation (depreciation) on:
Investments in securities	43,989
Foreign currency and translation of other assets and liabilities in foreign currency	—
Net Assets	$2,578,974

*Identified Cost:
Investments in unaffiliated securities	$2,740,719

Shares Outstanding^	100,000
Net Asset Value, Offering and Redemption Price per Share	$25.79

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

9

The Restaurant ETFTM

STATEMENT OF OPERATIONS
For the period ended March 31, 2016 (Unaudited)

The
Restaurant
ETFTM1
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $50)	$9,043
Securities Lending Income	1,086
Total Investment Income	10,129

Expenses:
Management fees	6,693
Total Expenses	6,693
Net Investment Income (Loss)	3,436

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(12,678)
In-Kind redemptions	(90,098)
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated investments in securities and foreign currency	43,989
Net Realized and Unrealized Gain (Loss) on Investments	(58,787)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(55,351)

[1]	Fund commenced operations on October 2015. The information presented is for the period from October 27, 2015 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.

10

The Restaurant ETFTM

STATEMENT OF CHANGES IN NET ASSETS

Period ended
March 31, 2016
(Unaudited)*
OPERATIONS
Net investment income (loss)	$3,436
Net realized gain (loss) on investments	(102,776)
Net change in unrealized appreciation (depreciation) of investments	43,989
Net increase (decrease) in net assets resulting from operations	(55,351)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	2,634,325
Net increase (decrease) in net assets	$2,578,974

NET ASSETS
Beginning of Period	$—
End of Period	2,578,974
Undistributed net investment income (loss)	$3,436

(a) Summary of share transactions is as follows:

	Period Ended March 31, 2016 (Unaudited)
	Shares	Amount
Shares Sold	150,000	$3,775,415
Reinvested Dividends	—	—
Shares Redeemed	(50,000)	(1,141,090)
	100,000	$2,634,325
Beginning Shares	—
Ending Shares	100,000

*Fund commenced operations on October 27, 2015. The information presented is for the period from October 27, 2015 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.

11

The Restaurant ETFTM

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Financial Highlights
For a capital share outstanding throughout the period

Period Ended March 31, 2016 (Unaudited)[1]

Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.04
Net realized and unrealized gain (loss) on investments	0.75
Total from investment operations	0.79
Less Distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$25.79
Total Return	3.16%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$2,579

Expenses to Average Net Assets	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	0.38%[4]
Portfolio Turnover Rate	11%[3]

1Commencement of operations on October 27, 2015.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

12

The Restaurant ETFTM

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Restaurant ETFTM (the “Fund”) is a series of FactorShares Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the BITE Index. The Fund commenced operations on October 27, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NASDAQ Stock Market, LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ

13

The Restaurant ETFTM

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2016, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

The Restaurant ETFTM

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,576,116	$—	$—	$2,576,116
Short-Term Investments	208,592	$—	$—	208,592
Total Investments in Securities	$2,784,708	$—	$—	$2,784,708

^ See Schedule of Investments for classifications by sector or country.

There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. Transfers between levels are recognized at the end of the reporting period.

14

The Restaurant ETFTM

NOTES TO FINANCIAL STATEMENTS
 March 31, 2016 (Unaudited)

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis. Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

15

The Restaurant ETFTM

NOTES TO FINANCIAL STATEMENTS
 March 31, 2016 (Unaudited)

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not use derivatives during the period ended March 31, 2016.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Factor Advisors, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with Big Tree Capital, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. Big Tree Capital, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment

16

The Restaurant ETFTM

NOTES TO FINANCIAL STATEMENTS
 March 31, 2016 (Unaudited)

adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

US Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended March 31, 2016, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2016:

	Purchases	Sales
The Restaurant ETFTM	$320,945	$259,563

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2016:

	Purchases In-	Sales In-
	Kind	Kind

The Restaurant ETFTM	$3,706,849	$1,133,328

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

During the period ended March 31, 2016, the Fund incurred broker commissions to affiliated broker Penserra LLC in the amount of $10.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2016.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 331/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned

17

The Restaurant ETFTM

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2016, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of March 31, 2016, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

	Values of	Fund
	Securities	Collateral
Fund	on Loan	Received*
The Restaurant ETFTM	$203,284	$208,592
* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Fund during the period ended March 31, 2016, was as follows:

Fees and Interest Income Earned

Fees and
Interest
Income
Fund	Earned
The Restaurant ETFTM	$1,086

Offsetting Assets and Liabilities

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

At a special meeting held on May 24, 2016, the Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act), ratified the transfer of the Investment Advisory Agreement between Factor Advisors and the Trust (the “Advisory Agreement”), to, and the assumption of the Agreement by, ETF Managers Group LLC (“ETF Managers”), effective April 26, 2016. ETF Managers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, with the same ownership and identical personnel as Factor Advisors. Such transfer and assumption of the Agreement does not amount to an assignment of such Agreement under

18

The Restaurant ETFTM

NOTES TO FINANCIAL STATEMENTS
 March 31, 2016 (Unaudited)

the 1940 Act. Therefore, the Agreement remains in effect with ETF Managers serving as the investment adviser to the Fund.
At the special meeting held on May 24, 2016, the Board approved changing the name of the Trust to “ETF Managers Trust,” effective June 24, 2016.

Fund	Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Collateral Received	Net Amount
The Restaurant ETFTM	Securities Lending	$208,592	$208,592	$—	$208,592	$—

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS
The Fund did not pay any distributions from ordinary income or capital gains during the period ended March 31, 2016.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

At a special meeting held on May 24, 2016, the Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act), ratified the transfer of the Investment Advisory Agreement between Factor Advisors and the Trust (the “Advisory Agreement”), to, and the assumption of the Agreement by, ETF Managers Group LLC (“ETF Managers”), effective April 26, 2016. ETF Managers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, with the same ownership and identical personnel as Factor Advisors. Such transfer and assumption of the Agreement does not amount to an assignment of such Agreement under the 1940 Act. Therefore, the Agreement remains in effect with ETF Managers serving as the investment adviser to the Fund.

At the special meeting held on May 24, 2016, the Board approved changing the name of the Trust to “ETF Managers Trust,” effective June 24, 2016.

19

The Restaurant ETFTM

SUPPLEMENTARY INFORMATION
March 31, 2016 (Unaudited)

Disclosure of Portfolio Holdings
The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.biteetf.com. Read the prospectus carefully before investing.
20

The Restaurant ETFTM

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
For the Period Ended March 31, 2016 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 10, 2015, the Board of Trustees (the “Board”) of FactorShares Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement between Factor Advisors, LLC (the “Adviser”) and the Trust, on behalf of The Restaurant ETFTM (the “Fund”); and
•	the Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”) with respect to the Fund.

The Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser.

Prior to and at the meeting held on September 10, 2015 the Board, including the Independent Trustees, reviewed written and oral information from the Advisor and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s cost and profits they will realize in providing their services, including any fall-out benefits enjoyed by the Adviser and the Sub-Adviser; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included relevant information furnished to the Board throughout the year. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The Adviser and Sub-Adviser each discussed its experience with exchange-traded funds. The representatives discussed the services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions in the Fund. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and throughout the year and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing ETFs, including other series of the Trust.

The Board also considered other services to be provided to the Fund, such as overseeing the activities of the Sub-Advisor, as well as the Fund’s other service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

21

The Restaurant ETFTM

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
 For the Period Ended March 31, 2016 (Unaudited) (Continued)

The Trustees then considered the scope of services to be provided under the Sub-Advisory Agreement, noting that Sub-Adviser will be providing investment management services to the Fund. The Board discussed the responsibilities of the Sub-Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services to be provided by the Sub-Advisor, the Board considered the history and experience Sub-Adviser has as an investment advisor, as well the experience of its personnel in managing ETFs.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser.

Cost of Services Provided and Economies of Scale
The Board reviewed the Fund’s estimated expense ratio and the advisory fee to be paid by the Fund, considered the expense ratios of comparable Funds. The Board also took into consideration management’s discussion of the fees and other factors considered. The Board concluded that the advisory fee was reasonable and the result of arm’s length negotiations. Additionally, the Board took into consideration that the advisory fees, along with most of the Fund’s other operating expenses, would be paid by the Adviser. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size and intends to monitor fees as the Fund grows in size and determine whether fee breakpoints may be warranted

The Board then reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services as Sub-Adviser to the Fund. The Board considered that the fees paid to the Sub-Adviser would be paid by the Adviser from the advisory fee the Adviser will receive and noted that the fee reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board concluded that the sub-advisory fees were reasonable.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

22

The Restaurant ETFTM

EXPENSE EXAMPLE
For the Period Ended March 31, 2016 (Unaudited)

As a shareholder of The Restaurant ETFTM (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 27, 2015 to March 31, 2016).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

The Restaurant ETFTM

	Beginning Account Value October 27, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,031.60	$3.81

Hypothetical (5% annual)	$1,000.00	$1,017.70	$3.78

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 157/366 (to reflect the period from October 27, 2015 to March 31, 2016.

23

Advisor
Factor Advisors, LLC
 30 Maple Street #2, Summit, NJ 07901

Sub-Adviser
Penserra Capital Management, LLC
 4 Orinda Way, Suite 100-A, Orinda, CA 94563

Distributor
ALPS Distributors, Inc.
 1290 Broadway, Suite 1100, Denver, Colorado 80203

Custodian
U.S. Bank National Association
Custody Operations
 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
 Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
 1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
 1666 K Street NW, Washington, DC 20006

24

Semi-Annual Report
 March 31, 2016

BlueStar TA-BIGITech™ Israel Technology ETF
Ticker: ITEQ

The Fund is a series of FactorShares Trust.

BlueStar TA-BIGITechTM Israel Technology ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Bluestar TA-BIGITech Israel Technology Exchange-Traded Fund (“ITEQ” or the “Fund”). The following information pertains to the fiscal period from November 3, 2015 (the Fund’s Inception Date) to March 31, 2016.

The Fund saw negative performance during the fiscal period ended March 31, 2016. The NAV price for ITEQ fell -4.43%, while the TASE-Bluestar Israel Global Technology Index (“Index”), the Fund’s benchmark, fell -4.14% over the same period. The difference was primarily attributable to Fund expenses that are not a part of the Index.

For the period ended March 31, 2016, the best performing securities in the Fund were Plus500 (up 53.96%), Orbotech (up 43.17%) and Solaredge Technologies (up 38.97%). The worst performing securities in the Fund were Chiasma (down - 54.7%), Alcobra (down - 54.23%) and Supercom (down - 54.23%).

Global markets saw a sell off to begin 2016 on the back of falling oil prices and uncertainty around global growth and future actions of the Federal Reserve. From mid-February to the end of the period on March 31, 2016, global markets staged a comeback, leaving the Fund and the index it tracks slightly negative for the fiscal period.

We believe Israeli companies play an essential role in the global high technology value chain. Most technology users, from online shoppers to Fortune 500 companies, use Israeli technology applications and solutions every day without ever being aware of it. From cybersecurity and defense to clean energy and agriculture, Israeli innovations power some of the biggest names in the tech industry today.

There are seven technology sub---industries in particular where Israeli companies have greater than a 5% market share worldwide1:

●	3D Printing (45%)
●	Advanced Driver Assistance (28%)
●	Cybersecurity Software (23%)
●	Communications Software (13%)
●	App-Specific Input/Output & Storage (13%)
●	Geothermal Energy (8%)
●	Business Process Outsourcing (5%)

Even in industries where Israeli companies do not have dominant individual market share, the collective footprint of Israeli companies is significant in many key technology subsectors, and Israel-based Research & Development and non-public companies are usually significant contributors to that same sub-industry’s ecosystem.

There is much ahead for Israeli Technology companies and we are thankful you have joined us. You can find further details about ITEQ by visiting www.ITEQETF.com, or by calling 1-844-ETF-MGRS. (1-844-383‐6477).

Sincerely,

Samuel Masucci III Chairman of the Board

Samuel Masucci III is a registered representative of ALPS Distributors, Inc.

1 Bloomberg, BlueStar Global Investors LLC, September 30, 2015

2

BlueStar TA‐BIGITechTM Israel Technology ETF
Growth of $10,000 (Unaudited)

Cumulative Returns	Since Inception
Period Ended March 31, 2016	(11/2/2015)
BlueStar TA-BIGITechTM Israel Technology ETF (NAV)	-4.43%
BlueStar TA-BIGITechTM Israel Technology ETF (Market)	-3.84%
S&P 500 Index	-1.13%
BlueStar Israel Global TechnologyTM Index	-4.14%

Total Fund Operating Expenses[1]	0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated October 21, 2015.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 2, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, if any.

The unmanaged indices do not reflect fees and are not available for direct investment.

3

BlueStar TA-BIGITechTM Israel Technology ETF

Top Ten Holdings*

	Security	% of Total Investments†
1	Amdocs Ltd.	11.01%
2	Check Point Software Technologies Ltd.	10.45%
3	Mobileye NV	8.81%
4	Mellanox Technologies Ltd.	5.90%
5	NICE-Systems Ltd.	5.06%
6	OPKO Health, Inc.	4.28%
7	Elbit Systems Ltd.	4.21%
8	Verint Systems, Inc.	3.76%
9	Ormat Technologies, Inc.	2.96%
10	Imperva, Inc.	2.77%

Top Ten Holdings = 59.21% of Total Investments†
* Current Fund holdings may not be indicative of future Fund holdings.
† Percentage of total investments less cash.
4

BlueStar TA-BIGITechTM Israel Technology ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The BlueStar TA-BIGITechTM Israel Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the TASE-BlueStar Israel Global Technology IndexTM (“TA-BIGITechTM” or the “Index”).

Investment in securities of Israeli companies involves risks that may negatively affect the value of your investment in the Fund. Among other things, Israel’s economy depends on imports of certain key items, such as crude oil, coal, grains, raw materials and military equipment. Foreign investing involves special risks such as currency fluctuations and political uncertainty. Funds that invest in smaller companies may experience greater volatility. Funds that emphasize investments in technology generally will experience greater price volatility. The Fund’s return may not match or achieve a high degree of correlation with the return of the TA-BIGITechTM Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Fund is new with limited operating history.

The TASE- BlueStar Israel Technology IndexTM (TA-BIGITechTM ) is an index of more than 60 Israeli technology companies listed on global stock exchanges in Tel Aviv, New York, London and elsewhere.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
5

BlueStar TA-BIGITechTM Israel Technology ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2016 (Unaudited)

BlueStar TA- BIGITechTM Israel Technology ETF
As a percent of Net Assets:
Guernsey	11.4%
Isle of Man	0.2
Israel	52.7
Jersey	0.4
Netherlands	8.7
Netherlands Antilles	1.0
United Kingdom	3.3
United States	21.0
Short-Term and other Net Assets (Liabilities)	1.3
100.0%

6

BlueStar TA-BIGITechTM Israel Technology ETF

Schedule of Investments
March 31, 2016 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS - 98.7%
Guernsey - 11.4%
IT Services - 10.8%
Amdocs Ltd.	6,444	$389,346
Technology Hardware, Storage & Peripherals - 0.6%
SafeCharge International Group Ltd.	5,841	21,602
Total Guernsey		410,948

Isle Of Man - 0.2%
Media - 0.2%
Crossrider PLC (a)	14,891	7,806

Israel - 52.7%
Aerospace & Defense - 4.2%
Elbit Systems Ltd.	1,580	148,778
Biotechnology - 1.0%
Enzymotec Ltd. (a)	2,061	18,610
Kamada Ltd. (a)	4,109	15,862
Total Biotechnology		34,472
Chemicals - 0.5%
Evogene Ltd. (a)	2,932	19,561
Communications Equipment - 4.6%
Allot Communications Ltd. (a)	3,760	19,580
AudioCodes Ltd. (a)	4,380	20,301
Ceragon Networks Ltd. (a)	12,787	16,239
Ituran Location And Control Ltd.	1,501	29,495
RADCOM Ltd. (a)	1,327	18,167
Radware Ltd. (a)	3,171	37,513
Silicom Ltd.	734	25,059
Total Communications Equipment		166,354
Diversified Financial Services - 1.0%
Elron Electronic Industries Ltd. (a)	2,894	13,198
Hilan Ltd.	1,523	20,512
Total Diversified Financial Services		33,710
Electronic Equipment, Instruments & Components - 2.0%
Orbotech Ltd. (a)	2,515	59,806
SuperCom Ltd. (a)	2,862	11,391
Total Electronic Equipment, Instruments & Components		71,197
Health Care Equipment & Supplies - 2.4%
Brainsway Ltd. (a)	2,410	10,464
Mazor Robotics Ltd. (a)	4,981	30,235
ReWalk Robotics Ltd. (a) ^	2,083	19,580
Syneron Medical Ltd. (a)	3,502	25,600
Total Health Care Equipment & Supplies		85,879

The accompanying notes are an integral part of these financial statements.
7

BlueStar TA-BIGITechTM Israel Technology ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

Household Durables - 0.5%
Maytronics Ltd.	6,348	$16,401
Internet Software & Services - 1.8%
CYREN Ltd. (a)	9,013	15,232
Wix.com Ltd. (a)	2,353	47,695
Total Internet Software & Services		62,927
IT Services - 0.6%
Matrix IT Ltd.	3,617	23,158
Machinery - 1.2%
Kornit Digital Ltd. (a)	1,560	15,522
Sarine Technologies Ltd.	23,100	28,621
Total Machinery		44,143
Pharmaceuticals - 3.3%
Alcobra Ltd. (a)	3,325	12,602
BioLine RX Ltd. (a)	10,657	11,156
Compugen Ltd. (a)	4,833	27,290
Foamix Pharmaceuticals Ltd. (a)	2,673	17,427
MediWound Ltd. (a)	1,716	13,848
Neuroderm Ltd. (a)	1,230	17,368
Redhill Biopharma Ltd. (a)	15,060	17,621
Total Pharmaceuticals		117,312
Semiconductors & Semiconductor Equipment - 8.2%
Mellanox Technologies Ltd. (a)	3,840	208,626
Nova Measuring Instruments Ltd. (a)	2,560	26,648
Tower Semiconductor Ltd. (a)	4,869	60,042
Total Semiconductors & Semiconductor Equipment		295,316
Software - 19.0%
Attunity Ltd. (a)	1,761	12,609
Check Point Software Technologies Ltd. (a) ^	4,225	369,560
CyberArk Software Ltd. (a) ^	1,404	59,853
Formula Systems 1985 Ltd.	901	27,657
Magic Software Enterprises Ltd. ^	3,332	22,558
NICE-Systems Ltd.	2,726	178,891
Perion Network Ltd. (a)	5,797	11,720
Total Software		682,848
Technology Hardware, Storage & Peripherals - 2.4%
Stratasys Ltd. (a) ^	3,256	84,396
Total Israel		1,886,452

Jersey - 0.4%
Media - 0.4%
XLMedia PLC	13,342	13,893

Netherlands - 8.7%
Software - 8.7%
Mobileye NV (a) ^	8,359	311,707

The accompanying notes are an integral part of these financial statements.

8

BlueStar TA-BIGITechTM Israel Technology ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

Netherlands Antilles - 1.0%
Software - 1.0%
Sapiens International Corporation NV	2,649	$31,530

United Kingdom - 3.3%
Communications Equipment - 0.7%
Telit Communications PLC	8,091	25,391
Diversified Financial Services - 1.3%
Plus500 Ltd.	5,569	49,231
Hotels, Restaurants & Leisure - 1.0%
888 Holdings PLC	11,587	35,322
Media - 0.3%
Matomy Media Group Ltd. (a)	9,606	11,624
Total United Kingdom		121,568

United States - 21.0%
Biotechnology - 2.0%
Brainstorm Cell Therapeutics, Inc. (a)	4,980	13,297
Chiasma, Inc. (a) ^	916	8,391
Medgenics, Inc. (a)	3,544	15,594
Pluristem Therapeutics Ltd. (a)	13,802	21,686
Protalix BioTherapeutics, Inc. (a)	16,799	14,316
Total Biotechnology		73,284
Communications Equipment - 0.6%
Gilat Satellite Networks Ltd. (a)	4,707	21,929
Electric Utilities - 3.0%
Ormat Technologies, Inc.	2,542	104,759
Health Care Equipment & Supplies - 0.2%
EndoChoice Holdings, Inc. (a)	1,643	8,560
Pharmaceuticals - 4.6%
OPKO Health, Inc. (a)	15,036	151,510
Oramed Pharmaceuticals, Inc. (a)	1,741	11,595
Total Pharmaceuticals		163,105
Semiconductors & Semiconductor Equipment - 2.8%
CEVA, Inc. (a)	1,747	39,308
DSP Group, Inc. (a)	2,368	21,596
SolarEdge Technologies, Inc. (a)	1,554	39,068
Total Semiconductors & Semiconductor Equipment		99,972
Software - 7.8%
Imperva, Inc. (a) ^	1,938	97,869
LivePerson, Inc. (a)	4,946	29,271
Varonis Systems, Inc. (a)	1,208	22,046
Verint Systems, Inc. (a)	3,982	132,919
Total Software		282,105
Total United States		753,714
TOTAL COMMON STOCKS (Cost $3,610,231)		3,537,618

The accompanying notes are an integral part of these financial statements.
9

BlueStar TA-BIGITechTM Israel Technology ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

SHORT-TERM INVESTMENTS - 17.7%
Mount Vernon Prime Portfolio, 0.54% (b) +	634,930	$634,930
TOTAL SHORT-TERM INVESTMENTS (Cost $634,930)		634,930

Total Investments (Cost $4,245,161) - 116.4%		4,172,548
Liabilities in Excess of Other Assets - (16.4)%		(588,730)
TOTAL NET ASSETS - 100.0%		$3,583,818

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2016.
^	All or a portion of this security is out on loan as of March 31, 2016. Total value of securities out on loan is $630,375.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $634,930 as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.
10

BlueStar TA-BIGITechTM Israel Technology ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2016 (Unaudited)

BlueStar TA- BIGITechTM Israel Technology ETF
ASSETS
Investments in securities, at value*	$4,172,548
Cash	43,760
Receivable for investments sold	3
Dividends and interest receivable	5,920
Securities Lending income receivable	844
Total Assets	4,223,075

LIABILITIES
Payable for investments purchased	2,452
Collateral received for securities loaned (Note 7)	634,930
Management fees payable	1,875
Total Liabilities	639,257
Net Assets	$3,583,818

NET ASSETS CONSIST OF:
Paid-in Capital	$3,656,040
Undistributed (accumulated) net investment income (loss)	3,460
Accumulated net realized gain (loss) on investments	(3,060)
Net unrealized appreciation (depreciation) on:
Investments in securities	(72,613)
Foreign currency and translation of other assets and liabilities in foreign currency	(9)
Net Assets	$3,583,818

*Identified Cost:
Investments in securities	$4,245,161

Shares Outstanding^	150,000
Net Asset Value, Offering and Redemption Price per Share	$23.89

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.
11

BlueStar TA-BIGITechTM Israel Technology ETF

STATEMENT OF OPERATIONS
For the period ended March 31, 2016 (Unaudited)

BlueStar TA- BIGITechTM Israel Technology ETF [1]
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $1,127)	$9,645
Securities Lending Income	1,268
Total Investment Income	10,913

Expenses:
Management fees	7,453
Total Expenses	7,453
Net Investment Income (Loss)	3,460

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(5,132)
Foreign currency	2,072
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated investments in securities and foreign currency	(72,613)
Foreign currency	(9)
Net Realized and Unrealized Gain (Loss) on Investments	(75,682)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(72,222)

1 Fund commenced operations on November 2, 2015. The information presented is for the period from November 2, 2015 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.
12

BlueStar TA-BIGITechTM Israel Technology ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended March 31, 2016 (Unaudited)*
OPERATIONS
Net investment income (loss)	$3,460
Net realized gain (loss) on investments	(3,060)
Net change in unrealized appreciation (depreciation) of investments	(72,622)
Net increase (decrease) in net assets resulting from operations	(72,222)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	3,656,040
Net increase (decrease) in net assets	$3,583,818

NET ASSETS
Beginning of Period	$—
End of Period	3,583,818
Undistributed net investment income (loss)	$3,460

(a) Summary of share transactions is as follows:

	Period Ended March 31, 2016 (Unaudited)
	Shares	Amount
Shares Sold	150,000	$3,656,040
Reinvested Dividends	—	—
Shares Redeemed	—	—
	150,000	$3,656,040
Beginning Shares	—
Ending Shares	150,000

*Fund commenced operations on November 2, 2015. The information presented is for the period from November 2, 2015 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.
13

BlueStar TA-BIGITechTM Israel Technology ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended March 31, 2016 (Unaudited)[1]

Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.03
Net realized and unrealized gain (loss) on investments	(1.14)
Total from investment operations	(1.11)
Less Distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$23.89
Total Return	-4.43%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$3,584

Expenses to Average Net Assets	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	0.35%[4]
Portfolio Turnover Rate	10%[3]

1 Commencement of operations on November 2, 2015.
2 Calculated based on average shares outstanding during the period.
3 Not annualized.
4 Annualized.

The accompanying notes are an integral part of these financial statements.
14

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

BlueStar TA-BIGITechTM Israel Technology ETF (the “Fund”) is a series of FactorShares Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the TASE-BlueStar Israel Global Technology IndexTM. The Fund commenced operations on November 2, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NASDAQ Stock Market, LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ

15

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2016, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

BlueStar TA-BIGITechTM Israel Technology ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,537,618	$—	$—	$3,537,618
Short-Term Investments	634,930	—	—	634,930
Total Investments in Securities	$4,172,548	$—	$—	$4,172,548

^ See Schedule of Investments for classifications by sector or country.

There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. Transfers between levels are recognized at the end of the reporting period.
16

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis. Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

17

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not use derivatives during the period ended March 31, 2016.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Factor Advisors, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with ITEQ ETF Partners, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. ITEQ ETF Partners, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make

18

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

US Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended March 31, 2016, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2016:

	Purchases	Sales
BlueStar TA-BIGITechTM Israel Technology ETF	$326,766	$266,145

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2016:

	Purchases In- Kind	Sales In- Kind

BlueStar TA-BIGITechTM Israel Technology ETF	$3,589,255	$—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

During the period ended March 31, 2016, the Fund incurred broker commissions to affiliated broker Penserra LLC in the amount of $43.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2016.

NOTE 7 – SECURITIES LENDING

The Fund may lend up to 331/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program

19

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2016, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of March 31, 2016, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
BlueStar TA-BIGITechTM Israel Technology ETF	$630,375	$634,930

* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Fund during the period ended March 31, 2016, were as follows:

Fees and Interest Income Earned

Fund	Fees and Interest Income Earned
BlueStar TA-BIGITechTM Israel Technology ETF	$1,268

Offsetting Assets and Liabilities

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting as of March 31, 2016.

20

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

Fund	Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Collateral Received	Net Amount
BlueStar TA-BIGITechTM Israel Technology ETF	Securities Lending	$634,930	$634,930	$—	$634,930	$—

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not pay any distributions from ordinary income or capital gains during the period ended March 31, 2016.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

At a special meeting held on May 24, 2016, the Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act), ratified the transfer of the Investment Advisory Agreement between Factor Advisors and the Trust (the “Advisory Agreement”), to, and the assumption of the Agreement by, ETF Managers Group LLC (“ETF Managers”), effective April 26, 2016. ETF Managers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, with the same ownership and identical personnel as Factor Advisors. Such transfer and assumption of the Agreement does not amount to an assignment of such Agreement under the 1940 Act. Therefore, the Agreement remains in effect with ETF Managers serving as the investment adviser to the Fund.

At the special meeting held on May 24, 2016, the Board approved changing the name of the Trust to “ETF Managers Trust,” effective June 24, 2016.

21

BlueStar TA-BIGITechTM Israel Technology ETF

SUPPLEMENTARY INFORMATION
March 31, 2016 (Unaudited)

Disclosure of Portfolio Holdings
The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.iteqetf.com. Read the prospectus carefully before investing.

22

BlueStar TA-BIGITechTM Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
For the Period Ended March 31, 2016 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 10, 2015, the Board of Trustees (the “Board”) of FactorShares Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement between Factor Advisors, LLC (the “Adviser”) and the Trust, on behalf of the BlueStar TA‐BIGITechTM Israel Technology ETF (the “Fund”); and
•	the Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”) with respect to the Fund.

The Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser.

Prior to and at the meeting held on September 10, 2015 the Board, including the Independent Trustees, reviewed written and oral information from the Advisor and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s cost and profits they will realize in providing their services, including any fall-out benefits enjoyed by the Adviser and the Sub-Adviser; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included relevant information furnished to the Board throughout the year. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The Adviser and Sub-Adviser each discussed its experience with exchange-traded funds. The representatives discussed the services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions in the Fund. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and throughout the year and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing ETFs, including other series of the Trust.

The Board also considered other services to be provided to the Fund, such as overseeing the activities of the Sub-Advisor, as well as the Fund’s other service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

23

BlueStar TA-BIGITechTM Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
For the Period Ended March 31, 2016 (Unaudited) (Continued)

The Trustees then considered the scope of services to be provided under the Sub-Advisory Agreement, noting that Sub-Adviser will be providing investment management services to the Fund. The Board discussed the responsibilities of the Sub-Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services to be provided by the Sub-Advisor, the Board considered the history and experience Sub-Adviser has as an investment advisor, as well the experience of its personnel in managing ETFs.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser.

Cost of Services Provided and Economies of Scale
The Board reviewed the Fund’s estimated expense ratio and the advisory fee to be paid by the Fund, considered the expense ratios of comparable Funds. The Board also took into consideration management’s discussion of the fees and other factors considered. The Board concluded that the advisory fee was reasonable and the result of arm’s length negotiations. Additionally, the Board took into consideration that the advisory fees, along with most of the Fund’s other operating expenses, would be paid by the Adviser. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size and intends to monitor fees as the Fund grows in size and determine whether fee breakpoints may be warranted

The Board then reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services as Sub-Adviser to the Fund. The Board considered that the fees paid to the Sub-Adviser would be paid by the Adviser from the advisory fee the Adviser will receive and noted that the fee reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board concluded that the sub-advisory fees were reasonable.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub- Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

24

BlueStar TA-BIGITechTM Israel Technology ETF

Expense Example
For the Period Ended March 31, 2016 (Unaudited)

As a shareholder of BlueStar TA-BIGITechTM Israel Technology ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 2, 2015 to March 31, 2016).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

BlueStar TA-BIGITechTM Israel Technology ETF

	Beginning Account Value November 2, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$955.70	$3.15

Hypothetical (5% annual)	$1,000.00	$1,017.41	$3.25

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 151/366 (to reflect the period from November 2, 2015 to March 31, 2016.

25

Advisor
Factor Advisors, LLC
 30 Maple Street #2, Summit, NJ 07901

Sub-Adviser
Penserra Capital Management, LLC
 4 Orinda Way, Suite 100-A, Orinda, CA 94563

Distributor
ALPS Distributors, Inc.
 1290 Broadway, Suite 1100, Denver, Colorado 80203

Custodian
U.S. Bank National Association
 Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
 1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

26

Semi-Annual Report
March 31, 2016

Etho Climate Leadership U.S. ETF
Ticker: ETHO

The Fund is a series of FactorShares Trust.

Etho Climate Leadership U.S. ETF

March 31, 2016

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Etho Climate Leadership U.S. Exchange-Traded Fund (“ETHO” or the “Fund”). The following information pertains to the fiscal period from November 19, 2015 (the Fund’s Inception Date) to March 31, 2016.

The Fund saw positive performance during the fiscal period ended March 31, 2016. The NAV price for ETHO rose 0.46%, while the Etho Climate Leadership Index – U.S. (“Index”), the Fund’s benchmark, rose 0.24% over the same period.

For the period ended March 31, 2016, the best performing securities in the Fund were Keurig Green Mountain (up 127.16%), 3D Systems (up 73.04%) and Lululemon Athletica (up 48.19%). The worst performing securities in the Fund were LinkedIn (down - 54.03%), Alkermes (down - 53.98%) and Endo Intl (down - 52.55%).

U.S. markets saw a sell off to begin 2016 on the back of falling oil prices and uncertainty around global growth and future actions of the Federal Reserve. From mid-February to the end of the period on March 31, 2016, markets staged a comeback, leaving the Fund and the index it tracks slightly positive for the fiscal period.

As you may know, the Etho Climate Leadership Index U.S. ETF offers broad diversification across companies that have demonstrated efficiency and leadership with their use of resources and their supply chains when compared to industry peers. The Fund holds roughly 400 equities equally weighted and results in a carbon emissions profile that is, on average, 50-70% lower per dollar invested than conventional U.S. benchmark indices.1 ETHO avoids investment in any direct fossil fuel companies, as well as enablers of that industry, along with a series of other unsustainable industries such as Tobacco/Weapons/Gambling, etc. Equal weighting of the Fund allows for the elimination of equities that do not meet ETHO’S standards without there being a significant impact on the diversification or performance of the Fund. It also creates broad exposure to both the sectors and factors that potentially make for greater stability and higher performance.

There is much ahead for environmentally sustainable and socially responsible investing. We are thankful you have joined us by investing in the Etho Climate Leadership U.S. ETF.

You can find further details about ETHO by visiting www.ETHOETF.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

Samuel Masucci III is a registered representative of ALPS Distributors, Inc.

1 Etho Capital. www.ethocapital.com
2

Etho Climate Leadership U.S. ETF
Growth of $10,000 (Unaudited)

Cumulative Returns Period Ended March 31, 2016	Since Inception (11/18/2015)
Etho Climate Leadership U.S. ETF (NAV)	0.46%
Etho Climate Leadership U.S. ETF (Market)	0.68%
S&P 500 Index	-0.34%
Etho Climate Leadership Index - U.S.	0.24%

Total Fund Operating Expenses[1]	0.45%
1. The expense ratio is taken from the Fund’s most recent prospectus dated March 18, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 18, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, if any.

The unmanaged indices do not reflect fees and are not available for direct investment.
3

Etho Climate Leadership U.S. ETF

Top Ten Holdings*

	Security	% of Total Investments†
1	Centene Corporation	0.42%
2	Valspar Corporation	0.34%
3	3D Systems Corporation	0.30%
4	Energy Recovery, Inc.	0.30%
5	White Mountains Insurance Group Ltd.	0.29%
6	AutoZone, Inc.	0.29%
7	Ulta Salon Cosmetics & Fragrance, Inc.	0.29%
8	Markel Corporation	0.29%
9	Tesla Motors, Inc.	0.29%
10	Dollar General Corporation	0.29%

	Top Ten Holdings = 3.10% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

4

Etho Climate Leadership U.S. ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The Etho Climate Leadership U.S. ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Etho Climate Leadership Index – US (the “Index”).

Funds that invest in smaller companies may experience greater volatility. The Fund’s return may not match or achieve a high degree of correlation with the return of the Etho Climate Leadership Index – US (ticker: ETHO INDEX). To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Fund is new with limited operating history.

The Etho Climate Leadership IndexTM (ECLITM) is an index of more than 350 companies listed on the NYSE Arca stock exchange that have the smallest carbon footprint in their industries.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
5

Etho Climate Leadership U.S. ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2016 (Unaudited)

Etho Climate Leadership U.S. ETF
As a percent of Net Assets:
Bermuda	2.4%
Ireland	2.2
Jersey	0.3
Netherlands	0.2
Switzerland	0.9
United Kingdom	0.2
United States	92.1
Virgin Islands (UK)	0.2
Mutual Funds	0.5
Short-Term and other Net Assets (Liabilities)	1.0
100.0%

6

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 98.5%
Bermuda - 2.4%
Insurance - 1.9%
Arch Capital Group Ltd. (a)	90	$6,399
Axis Capital Holdings Ltd.	113	6,267
Endurance Specialty Holdings Ltd.	97	6,338
Everest Re Group Ltd.	33	6,515
RenaissanceRe Holdings Ltd.	54	6,471
Validus Holdings Ltd.	137	6,465
White Mountains Insurance Group Ltd.	9	7,224
Total Insurance		45,679
IT Services - 0.3%
Genpact Ltd. (a)	233	6,335
Specialty Retail - 0.2%
Signet Jewelers Ltd.	55	6,822
Total Bermuda		58,836

Ireland - 2.2%
Biotechnology - 0.2%
Alkermes PLC (a)	183	6,257
Building Products - 0.3%
Allegion PLC	99	6,307
Health Care Equipment & Supplies - 0.2%
Medtronic Plc	82	6,150
Insurance - 0.3%
XL Group PLC	177	6,514
IT Services - 0.2%
Accenture PLC	61	7,040
Machinery - 0.3%
Pentair PLC	121	6,565
Pharmaceuticals - 0.7%
Allergan PLC (a)	22	5,897
Endo International PLC (a)	140	3,941
Jazz Pharmaceuticals PLC (a)	49	6,397
Total Pharmaceuticals		16,235
Total Ireland		55,068

Jersey - 0.3%
Auto Components - 0.3%
Delphi Automotive PLC	89	6,677
Total Jersey		6,677

Netherlands - 0.2%
Electrical Equipment - 0.2%
Sensata Technologies Holding NV (a)	173	6,719
Total Netherlands		6,719

The accompanying notes are an integral part of these financial statements.
7

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

	Shares	Market Value
Switzerland - 0.9%
Commercial Services & Supplies - 0.2%
Tyco International PLC	171	$6,277
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd.	102	6,316
Household Durables - 0.2%
Garmin Ltd.	154	6,154
Insurance - 0.2%
Allied World Assurance Co. Holdings AG	179	6,254
Total Switzerland		25,001

United Kingdom - 0.2%
Insurance - 0.2%
Aon PLC	63	6,580
Total United Kingdom		6,580

United States - 92.1%
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	86	6,384
Airlines - 0.5%
JetBlue Airways Corporation (a)	285	6,019
Southwest Airlines Co.	150	6,720
Total Airlines		12,739
Auto Components - 0.7%
Autoliv, Inc.	56	6,635
BorgWarner, Inc.	176	6,758
Gentex Corporation	396	6,213
Total Auto Components		19,606
Automobiles - 0.3%
Tesla Motors, Inc. (a)	31	7,123
Banks - 3.2%
Associated Banc-Corp	335	6,010
BancorpSouth, Inc.	286	6,095
Bank of Hawaii Corporation	91	6,213
Citizens Financial Group, Inc.	290	6,076
Commerce Bancshares, Inc.	136	6,113
First Citizens BancShares, Inc.	25	6,277
First Republic Bank	93	6,198
Fulton Financial Corporation	465	6,222
M&T Bank Corporation	56	6,216
People’s United Financial, Inc.	399	6,355
SVB Financial Group (a)	61	6,225
Synovus Financial Corporation	216	6,245
Valley National Bancorp	645	6,153
Total Banks		80,398

The accompanying notes are an integral part of these financial statements.
8

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

	Shares	Market Value
Beverages - 0.5%
Dr Pepper Snapple Group, Inc.	69	$6,170
Monster Beverage Corporation (a)	48	6,402
Total Beverages		12,572
Biotechnology - 2.4%
Agios Pharmaceuticals, Inc. (a)	131	5,319
Alexion Pharmaceuticals, Inc. (a)	41	5,708
Alnylam Pharmaceuticals, Inc. (a)	103	6,465
BioMarin Pharmaceutical, Inc. (a)	70	5,774
Celgene Corporation (a)	60	6,005
Incyte Corporation (a)	85	6,160
Ionis Pharmaceuticals, Inc. (a)	150	6,075
Medivation, Inc. (a)	152	6,988
Regeneron Pharmaceuticals, Inc. (a)	15	5,407
Vertex Pharmaceuticals, Inc. (a)	69	5,485
Total Biotechnology		59,386
Building Products - 2.0%
Advanced Drainage Systems, Inc.	285	6,071
AO Smith Corporation	86	6,563
Apogee Enterprises, Inc.	152	6,671
Fortune Brands Home & Security, Inc.	121	6,781
Lennox International, Inc.	49	6,624
Masco Corporation	215	6,762
Simpson Manufacturing Co., Inc.	171	6,527
Trex Co., Inc. (a)	138	6,614
Total Building Products		52,613
Capital Markets - 2.0%
BlackRock, Inc.	20	6,810
Charles Schwab Corporation	227	6,361
E*TRADE Financial Corporation (a)	246	6,025
Interactive Brokers Group, Inc.	161	6,331
NorthStar Asset Management Group, Inc.	563	6,390
SEI Investments Co.	154	6,629
T Rowe Price Group, Inc.	86	6,318
TD Ameritrade Holding Corporation	198	6,243
Total Capital Markets		51,107
Chemicals - 2.7%
Airgas, Inc.	45	6,374
Albemarle Corporation	107	6,841
Celanese Corporation	98	6,419
Ecolab, Inc.	59	6,580
International Flavors & Fragrances, Inc.	59	6,712
PPG Industries, Inc.	61	6,801
RPM International Inc.	146	6,910
Sherwin-Williams Co.	23	6,547

The accompanying notes are an integral part of these financial statements.
9

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

	Shares	Market Value
Valspar Corporation	79	$8,455
Westlake Chemical Corporation	137	6,343
Total Chemicals		67,982
Commercial Services & Supplies - 1.6%
Brink’s Co.	206	6,920
Cintas Corporation	70	6,287
Copart, Inc. (a)	156	6,360
Stericycle, Inc. (a)	54	6,814
The ADT Corporation	153	6,313
Waste Connections, Inc.	97	6,265
Total Commercial Services & Supplies		38,959
Communications Equipment - 1.3%
Cisco Systems, Inc.	230	6,548
F5 Networks, Inc. (a)	62	6,563
Juniper Networks, Inc.	248	6,326
Palo Alto Networks, Inc. (a)	41	6,689
QUALCOMM, Inc.	117	5,983
Total Communications Equipment		32,109
Construction & Engineering - 1.0%
AECOM (a)	210	6,466
EMCOR Group, Inc.	130	6,318
Fluor Corporation	121	6,498
Jacobs Engineering Group, Inc. (a)	150	6,532
Total Construction & Engineering		25,814
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	41	6,540
Vulcan Materials Co.	60	6,334
Total Construction Materials		12,874
Consumer Finance - 0.3%
SLM Corporation (a)	993	6,315
Containers & Packaging - 0.8%
AptarGroup, Inc.	83	6,508
Avery Dennison Corporation	91	6,562
Sealed Air Corporation	136	6,529
Total Containers & Packaging		19,599
Distributors - 0.5%
Genuine Parts Co.	65	6,458
LKQ Corporation (a)	205	6,546
Total Distributors		13,004
Diversified Consumer Services - 0.2%
H&R Block, Inc.	221	5,839
Diversified Financial Services - 2.3%
CME Group, Inc.	66	6,339
FactSet Research Systems, Inc.	39	5,910
Intercontinental Exchange, Inc.	26	6,114
McGraw Hill Financial, Inc.	66	6,533

The accompanying notes are an integral part of these financial statements.

10

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

	Shares	Market Value
Moody’s Corporation	66	$6,373
Morningstar, Inc.	78	6,885
MSCI, Inc.	90	6,667
Nasdaq, Inc.	98	6,505
Voya Financial, Inc.	198	5,894
Total Diversified Financial Services		57,220
Diversified Telecommunication Services - 0.2%
Zayo Group Holdings, Inc. (a)	251	6,084
Electric Utilities - 1.4%
Eversource Energy	111	6,476
Exelon Corporation	183	6,562
Hawaiian Electric Industries, Inc.	203	6,578
ITC Holdings Corporation	147	6,405
NextEra Energy, Inc.	54	6,390
Total Electric Utilities		32,411
Electrical Equipment - 2.1%
Acuity Brands, Inc.	29	6,326
AMETEK, Inc.	130	6,497
Emerson Electric Co.	120	6,526
FuelCell Energy, Inc. (a)	916	6,201
Generac Holdings, Inc. (a)	174	6,480
Hubbell, Inc.	61	6,462
PowerSecure International, Inc. (a)	334	6,242
Rockwell Automation, Inc.	58	6,598
Total Electrical Equipment		51,332
Electronic Equipment, Instruments & Components - 3.5%
Amphenol Corporation	110	6,360
Badger Meter, Inc.	91	6,052
Corning, Inc.	319	6,664
Dolby Laboratories, Inc.	154	6,693
FLIR Systems, Inc.	193	6,359
IPG Photonics Corporation (a)	70	6,727
Itron, Inc. (a)	149	6,216
Keysight Technologies, Inc. (a)	229	6,352
Littelfuse, Inc.	54	6,648
National Instruments Corporation	208	6,263
OSI Systems, Inc. (a)	100	6,549
Trimble Navigation Ltd. (a)	248	6,150
Universal Display Corporation (a)	120	6,492
Zebra Technologies Corporation (a)	93	6,417
Total Electronic Equipment, Instruments & Components		89,942
Food & Staples Retailing - 1.3%
Costco Wholesale Corporation	43	6,776
CVS Health Corporation	64	6,639
PriceSmart, Inc.	80	6,766
Walgreens Boots Alliance, Inc.	78	6,571
Whole Foods Market, Inc.	186	5,786
Total Food & Staples Retailing		32,538

The accompanying notes are an integral part of these financial statements.
11

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

	Shares	Market Value
Food Products - 1.5%
Hain Celestial Group, Inc. (a)	159	$6,505
Kraft Heinz Co.	82	6,442
McCormick & Co., Inc.	67	6,665
Mead Johnson Nutrition Co.	83	7,052
Pinnacle Foods, Inc.	139	6,211
WhiteWave Foods Co. (a)	151	6,137
Total Food Products		39,012
Health Care Equipment & Supplies - 0.8%
Edwards Lifesciences Corporation (a)	71	6,263
GenMark Diagnostics, Inc. (a)	1,020	5,375
Intuitive Surgical, Inc. (a)	11	6,612
Total Health Care Equipment & Supplies		18,250
Health Care Providers & Services - 3.3%
Aetna, Inc.	57	6,404
AMN Healthcare Services, Inc. (a)	196	6,588
Anthem, Inc.	47	6,533
Centene Corporation (a) ^	168	10,340
Cigna Corporation	44	6,039
Envision Healthcare Holdings, Inc. (a)	263	5,365
Henry Schein, Inc. (a)	38	6,560
Humana, Inc.	33	6,037
Laboratory Corporation of America Holdings (a)	56	6,559
MEDNAX, Inc. (a)	93	6,010
Quest Diagnostics, Inc.	89	6,359
UnitedHealth Group, Inc.	52	6,703
VCA, Inc. (a)	116	6,692
Total Health Care Providers & Services		86,189
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	475	6,275
Cerner Corporation (a)	119	6,302
IMS Health Holdings, Inc. (a)	238	6,319
Total Health Care Technology		18,896
Hotels, Restaurants & Leisure - 1.0%
Chipotle Mexican Grill, Inc. (a)	12	5,652
Choice Hotels International, Inc.	119	6,432
International Speedway Corporation	173	6,385
Starbucks Corporation	108	6,448
Total Hotels, Restaurants & Leisure		24,917
Household Durables - 2.6%
DR Horton, Inc.	221	6,681
Harman International Industries, Inc.	77	6,856
Jarden Corporation (a)	114	6,720
KB Home	462	6,597
Lennar Corporation	136	6,577
Newell Rubbermaid, Inc.	158	6,998

The accompanying notes are an integral part of these financial statements.
12

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

	Shares	Market Value
NVR, Inc. (a)	3	$5,197
Tempur Sealy International, Inc. (a)	99	6,018
Toll Brothers, Inc. (a)	218	6,433
TopBuild Corporation (a)	217	6,454
Total Household Durables		64,531
Household Products - 0.8%
Church & Dwight Co., Inc.	68	6,268
Colgate-Palmolive Co.	92	6,500
Procter & Gamble Co.	74	6,091
Total Household Products		18,859
Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	242	6,580
NRG Yield, Inc.	476	6,459
Ormat Technologies, Inc.	157	6,475
Pattern Energy Group, Inc.	332	6,331
Total Independent Power and Renewable Electricity Producers		25,845
Industrial Conglomerates - 1.3%
3M Co.	38	6,332
Carlisle Cos, Inc.	66	6,567
Danaher Corporation	69	6,545
General Electric Co.	205	6,517
Roper Technologies, Inc.	36	6,580
Total Industrial Conglomerates		32,541
Insurance - 2.0%
Alleghany Corporation (a)	12	5,954
Brown & Brown, Inc.	185	6,623
Cincinnati Financial Corporation	97	6,340
Markel Corporation (a)	8	7,133
Marsh & McLennan Cos, Inc.	108	6,565
MBIA, Inc. (a)	697	6,168
Torchmark Corporation	116	6,283
Travelers Companies, Inc.	56	6,536
Total Insurance		51,602
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	11	6,530
Expedia, Inc.	59	6,361
Liberty Interactive Corporation (a)	163	6,377
Netflix, Inc. (a)	66	6,747
Priceline Group, Inc. (a)	4	5,156
TripAdvisor, Inc. (a)	95	6,318
Total Internet & Catalog Retail		37,489
Internet Software & Services - 1.5%
Alphabet, Inc. (a)	9	6,704
Facebook, Inc. (a)	58	6,618
LinkedIn Corporation (a)	54	6,175

The accompanying notes are an integral part of these financial statements.
13

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

	Shares	Market Value
Twitter, Inc. (a)	325	$5,379
VeriSign, Inc. (a)	70	6,198
Zillow Group, Inc. (a)	265	6,288
Total Internet Software & Services		37,362
IT Services - 3.9%
Alliance Data Systems Corporation (a)	29	6,380
Automatic Data Processing, Inc.	73	6,549
Broadridge Financial Solutions, Inc.	108	6,405
Cognizant Technology Solutions Corporation (a)	109	6,835
CoreLogic, Inc. (a)	182	6,315
Fidelity National Information Services, Inc.	104	6,584
Fiserv, Inc. (a)	65	6,668
FleetCor Technologies, Inc. (a)	43	6,396
Global Payments, Inc.	103	6,727
MasterCard, Inc.	70	6,615
Paychex, Inc.	119	6,427
Total System Services, Inc.	140	6,661
Vantiv, Inc. (a)	118	6,358
VeriFone Systems, Inc. (a)	237	6,693
Visa, Inc.	86	6,577
Total IT Services		98,190
Leisure Products - 0.3%
Hasbro, Inc.	79	6,328
Life Sciences Tools & Services - 0.8%
Bio-Techne Corporation	67	6,333
Illumina, Inc. (a)	39	6,322
Waters Corporation (a)	49	6,464
Total Life Sciences Tools & Services		19,119
Machinery - 4.8%
CLARCOR, Inc.	117	6,762
Donaldson Co., Inc.	189	6,031
Dover Corporation	95	6,111
Energy Recovery, Inc. (a)	727	7,518
Flowserve Corporation	137	6,084
Graco, Inc.	75	6,297
IDEX Corporation	80	6,630
Illinois Tool Works, Inc.	64	6,556
ITT Corporation	166	6,124
Lincoln Electric Holdings, Inc.	108	6,326
Lindsay Corporation	83	5,944
Snap-on, Inc.	40	6,280
Stanley Black & Decker, Inc.	63	6,628
Tennant Co.	121	6,229
Toro Co.	76	6,545
WABCO Holdings, Inc. (a)	63	6,736
Wabtec Corporation	80	6,343

The accompanying notes are an integral part of these financial statements.
14

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

	Shares	Market Value
Watts Water Technologies, Inc.	117	$6,450
Xylem, Inc.	162	6,626
Total Machinery		122,220
Media - 2.8%
Charter Communications, Inc. (a)	33	6,680
DISH Network Corporation (a)	125	5,783
DreamWorks Animation SKG, Inc. (a)	238	5,938
Liberty Broadband Corporation (a)	118	6,837
Liberty Media Corporation (a)	163	6,297
Scripps Networks Interactive, Inc.	96	6,288
Starz (a)	220	5,793
Time Warner Cable, Inc.	32	6,548
Time Warner, Inc.	89	6,457
Twenty-First Centy Fox, Inc.	222	6,260
Walt Disney Co.	63	6,257
Total Media		69,138
Metals & Mining - 1.5%
Carpenter Technology Corporation	182	6,230
Commercial Metals Co.	381	6,466
Compass Minerals International, Inc.	86	6,094
Hi-Crush Partners LP	1,214	6,021
Nucor Corporation	139	6,575
Reliance Steel & Aluminum Co.	96	6,642
Total Metals & Mining		38,028
Multiline Retail - 0.6%
Dollar General Corporation	83	7,105
Dollar Tree, Inc. (a)	82	6,762
Total Multiline Retail		13,867
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	316	6,611
Consolidated Edison, Inc.	86	6,589
PG&E Corporation	110	6,569
Total Multi-Utilities		19,769
Personal Products - 0.3%
Estee Lauder Cos, Inc.	68	6,413
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.	93	5,941
Zoetis, Inc.	152	6,738
Total Pharmaceuticals		12,679
Professional Services - 1.3%
Dun & Bradstreet Corporation	63	6,494
Equifax, Inc.	58	6,629
IHS, Inc. (a)	57	7,076
Nielsen Holdings PLC	121	6,372
Verisk Analytics, Inc. (a)	81	6,474
Total Professional Services		33,045

The accompanying notes are an integral part of these financial statements.
15

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) - 3.9%
AvalonBay Communities, Inc.	35	$6,657
Crown Castle International Corporation	73	6,315
Digital Realty Trust, Inc.	76	6,725
Equinix, Inc.	20	6,614
Equity Residential	87	6,528
Essex Property Trust, Inc.	27	6,314
Extra Space Storage, Inc.	75	7,009
Federal Realty Investment Trust	42	6,554
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	340	6,535
Kimco Realty Corporation	227	6,533
Prologis, Inc.	150	6,627
Realty Income Corporation	108	6,751
Regency Centers Corporation	86	6,437
Simon Property Group, Inc.	32	6,646
UDR, Inc.	173	6,666
Total Real Estate Investment Trusts (REITs)		98,911
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	223	6,427
Jones Lang Lasalle, Inc.	54	6,335
St. Joe Co. (a)	383	6,569
Total Real Estate Management & Development		19,331
Road & Rail - 0.5%
Avis Budget Group, Inc. (a)	222	6,074
Hertz Global Holdings, Inc. (a)	582	6,128
Total Road & Rail		12,202
Semiconductors & Semiconductor Equipment - 5.6%
Analog Devices, Inc.	111	6,570
Applied Materials, Inc.	320	6,778
Atmel Corporation	768	6,236
Cypress Semiconductor Corporation	718	6,218
First Solar, Inc. (a)	90	6,162
Integrated Device Technology, Inc. (a)	301	6,152
Intel Corporation	202	6,535
Intersil Corporation	458	6,123
KLA-Tencor Corporation	90	6,553
Lam Research Corporation	83	6,857
Linear Technology Corporation	144	6,417
Maxim Integrated Products, Inc.	182	6,694
Microchip Technology, Inc.	131	6,314
NVIDIA Corporation	192	6,841
ON Semiconductor Corporation (a)	692	6,636
Power Integrations, Inc.	128	6,356
Rambus, Inc. (a)	477	6,559
Skyworks Solutions, Inc.	85	6,622
SunPower Corporation (a)	258	5,764

The accompanying notes are an integral part of these financial statements.
16

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

	Shares	Market Value
Teradyne, Inc.	312	$6,736
Texas Instruments, Inc.	112	6,431
Xilinx, Inc.	133	6,308
Total Semiconductors & Semiconductor Equipment		141,862
Software - 3.4%
Activision Blizzard, Inc.	202	6,836
Adobe Systems, Inc. (a)	74	6,941
ANSYS, Inc. (a)	72	6,441
Autodesk, Inc. (a)	107	6,239
FireEye, Inc. (a)	333	5,991
Intuit, Inc.	62	6,449
NetSuite, Inc. (a)	97	6,644
Red Hat, Inc. (a)	94	7,003
salesforce.com, Inc. (a)	89	6,571
ServiceNow, Inc. (a)	108	6,607
Splunk, Inc. (a)	133	6,508
Tableau Software, Inc. (a)	140	6,422
Workday, Inc. (a)	86	6,608
Total Software		85,260
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	42	6,734
AutoZone, Inc. (a)	9	7,169
Foot Locker, Inc.	100	6,450
Home Depot, Inc.	49	6,538
L Brands, Inc.	72	6,322
Lowe’s Cos, Inc.	89	6,742
O’Reilly Automotive, Inc. (a)	23	6,294
Ross Stores, Inc.	109	6,311
Tiffany & Co.	89	6,531
TJX Cos, Inc.	82	6,425
Tractor Supply Co.	72	6,513
Ulta Salon Cosmetics & Fragrance, Inc. (a)	37	7,168
Williams-Sonoma, Inc.	109	5,967
Total Specialty Retail		85,164
Technology Hardware, Storage & Peripherals - 1.8%
3D Systems Corporation (a)	488	7,550
Apple, Inc.	61	6,649
EMC Corporation	236	6,289
NetApp, Inc.	232	6,331
QLogic Corporation (a)	473	6,357
SanDisk Corporation	81	6,162
Western Digital Corporation	125	5,905
Total Technology Hardware, Storage & Peripherals		45,243
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc.	212	6,008
lululemon athletica, Inc. (a)	101	6,839

The accompanying notes are an integral part of these financial statements.
17

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

	Shares	Market Value
NIKE, Inc.	106	$6,516
Ralph Lauren Corporation	63	6,064
Under Armour, Inc. (a)	75	6,362
VF Corporation	94	6,087
Total Textiles, Apparel & Luxury Goods		37,876
Thrifts & Mortgage Finance - 1.0%
Capitol Federal Financial, Inc.	480	6,365
New York Community Bancorp, Inc.	391	6,217
TFS Financial Corporation	367	6,375
Washington Federal, Inc.	276	6,251
Total Thrifts & Mortgage Finance		25,208
Trading Companies & Distributors - 1.8%
Air Lease Corporation	200	6,424
Fastenal Co.	134	6,566
GATX Corporation	123	5,843
MSC Industrial Direct Co., Inc.	89	6,791
United Rentals, Inc. (a)	104	6,468
WESCO International, Inc. (a)	125	6,833
WW Grainger, Inc.	27	6,303
Total Trading Companies & Distributors		45,228
Water Utilities - 0.7%
American States Water Co.	151	5,943
American Water Works Co., Inc.	93	6,411
Aqua America, Inc.	199	6,332
Total Water Utilities		18,686
Wireless Telecommunication Services - 0.3%
SBA Communications Corporation (a)	64	6,411
Total United States		2,309,621

Virgin Islands (UK) - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Michael Kors Holdings Ltd. (a)	109	6,209
Total Virgin Islands (UK)		6,209

TOTAL COMMON STOCKS (Cost $2,513,449)		2,474,711

MUTUAL FUNDS - 0.5%
American Capital Ltd. (a)	443	6,751
Fifth Street Finance Corporation	1,208	6,064
TOTAL MUTUAL FUNDS (Cost $12,401)		12,815

SHORT-TERM INVESTMENTS - 0.2%
Mount Vernon Prime Portfolio, 0.54% (b) +	3,825	3,825
TOTAL SHORT-TERM INVESTMENTS (Cost $3,825)		3,825

The accompanying notes are an integral part of these financial statements.
18

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2016 (Unaudited) (Continued)

Market Value
Total Investments (Cost $2,529,675) - 99.2%	$2,491,351
Other Assets in Excess of Liabilities - 0.8%	20,148
TOTAL NET ASSETS - 100.0%	$2,511,499

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2016.
^	A portion of this security is out on loan as of March 31, 2016. Total value of securities out on loan is $3,694.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $3,825 as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.
19

Etho Climate Leadership U.S. ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2016 (Unaudited)

Etho Climate Leadership U.S. ETF
ASSETS
Investments in securities, at value*	$2,491,351
Cash	22,736
Dividends and interest receivable	2,120
Securities Lending income receivable	153
Total Assets	2,516,360

LIABILITIES
Collateral received for securities loaned (Note 7)	1,036
Management fees payable	3,825
Total Liabilities	4,861
Net Assets	$2,511,499

NET ASSETS CONSIST OF:
Paid-in Capital	$2,479,135
Undistributed (accumulated) net investment income (loss)	8,706
Accumulated net realized gain (loss) on investments	61,982
Net unrealized appreciation (depreciation) on:
Investments in securities	(38,324)
Net Assets	$2,511,499

*Identified Cost:
Investments in unaffiliated securities	$2,529,675

Shares Outstanding^	100,000
Net Asset Value, Offering and Redemption Price per Share	$25.11

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.
20

Etho Climate Leadership U.S. ETF

STATEMENT OF OPERATIONS
For the Period ended March 31, 2016 (Unaudited)

Etho Climate Leadership U.S. ETF[1]
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities	$14,007
Securities Lending Income	336
Total Investment Income	14,343

Expenses:
Management fees	5,637
Total Expenses	5,637
Net Investment Income (Loss)	8,706

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	2,913
In-Kind redemptions	59,069
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated investments in securities and foregin currency	(38,324)
Net Realized and Unrealized Gain (Loss) on Investments	23,658
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,364

[1]	Fund commenced operations on November 18, 2015. The information presented is for the period from November 18, 2015 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.
21

Etho Climate Leadership U.S. ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended March 31, 2016 (Unaudited)*
OPERATIONS
Net investment income (loss)	$8,706
Net realized gain (loss) on investments	61,982
Net change in unrealized appreciation (depreciation) of investments	(38,324)
Net increase (decrease) in net assets resulting from operations	32,364

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	2,479,135
Net increase (decrease) in net assets	$2,511,499

NET ASSETS
Beginning of Period	$—
End of Period	2,511,499
Undistributed net investment income (loss)	$8,706

(a) Summary of share transactions is as follows:

	Period Ended March 31, 2016 (Unaudited)
	Shares	Amount
Shares Sold	150,000	$3,722,765
Reinvested Dividends	—	—
Shares Redeemed	(50,000)	(1,243,630)
	100,000	$2,479,135
Beginning Shares	—
Ending Shares	100,000

*Fund commenced operations on November 18, 2015. The information presented is for the period from November 18, 2015 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.
22

Etho Climate Leadership U.S. ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended March 31, 2016 (Unaudited)[1]

Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.09
Net realized and unrealized gain (loss) on investments	0.02	[3]
Total from investment operations	0.11
Less Distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$25.11
Total Return	0.46	% [4]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$2,511

Expenses to Average Net Assets (Note 4)	0.63	% [5]
Net Investment Income (Loss) to Average Net Assets	0.98	% [5]
Portfolio Turnover Rate	27	% [4]

[1]	Commencement of operations on November 18, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]
Realized and unrealized losses per share is the balancing amount necessary to reconcile to the change in net asset value per share, and may not reconcile with the aggregate gains and losses in the Statement of Operations.

[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.
23

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

Etho Climate Leadership U.S. ETF (the “Fund”) is a series of FactorShares Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Etho Climate Leadership IndexTM Index. The Fund commenced operations on November 18, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ

24

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

significantly from the net asset value that would be calculated without regard to such considerations.
As of March 31, 2016, the Fund did not hold any fair valued securities. As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

Etho Climate Leadership U.S. ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,474,711	$—	$—	$2,474,711
Mutual Funds	12,815	—	—	12,815
Short-Term Investments	3,825	—	—	3,825
Total Investments in Securities	$2,491,351	$—	$—	$2,491,351

^ See Schedule of Investments for classifications by sector or country.

There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. Transfers between levels are recognized at the end of the reporting period.
25

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis. Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

26

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not use derivatives during the period ended March 31, 2016.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Factor Advisors, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. Beginning February 12, 2016, the Advisor had voluntarily agreed to waive a portion of its management fees of the Fund to ensure that total expenses do not exceed a 0.45% of the Fund’s annual average net assets. At a meeting of the Board held on March 17, 2016, the Board approved the reduction in management fees to ensure that total expenses do not exceed a 0.45% of the Fund’s annual average net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.45% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of
27

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with Etho Climate Leadership U.S. (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. Etho Climate Leadership U.S. is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

US Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended March 31, 2016, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2016:

	Purchases	Sales
Etho Climate Leadership U.S. ETF	$662,996	$651,336

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2016:

	Purchases In- Kind	Sales In- Kind

Etho Climate Leadership U.S. ETF	$3,720,972	$1,227,217

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

During the period ended March 31, 2016, the Fund incurred broker commissions to affiliated broker Penserra LLC in the amount of $385.

28

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2016.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 331/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2016, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of March 31, 2016, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Etho Climate Leadership U.S. ETF	$3,694	$3,825
* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Fund during the six months ended March 31, 2016, was as follows:

Fees and Interest Income Earned

Fund	Fees and Interest Income Earned
Etho Climate Leadership U.S. ETF	$336

Offsetting Assets and Liabilities

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a
29

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting as of March 31, 2016.

Fund	Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Collateral Received	Net Amount
Etho Climate Leadership U.S. ETF	Securities Lending	$3,825	$3,825	$—	$3,825	$—

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not pay any distributions from ordinary income or capital gains during the period ended March 31, 2016.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

At a special meeting held on May 24, 2016, the Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act), ratified the transfer of the Investment Advisory Agreement between Factor Advisors and the Trust (the “Advisory Agreement”), to, and the assumption of the Agreement by, ETF Managers Group LLC (“ETF Managers”), effective April 26, 2016. ETF Managers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, with the same ownership and identical personnel as Factor Advisors. Such transfer and assumption of the Agreement does not amount to an assignment of such Agreement under the 1940 Act. Therefore, the Agreement remains in effect with ETF Managers serving as the investment adviser to the Fund.

At the special meeting held on May 24, 2016, the Board approved changing the name of the Trust to “ETF Managers Trust,” effective June 24, 2016.
30

Etho Climate Leadership U.S. ETF

SUPPLEMENTARY INFORMATION
March 31, 2016 (Unaudited)

Disclosure of Portfolio Holdings
The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.ethoetf.com. Read the prospectus carefully before investing.
31

Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
For the Period Ended March 31, 2016 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 10, 2015, the Board of Trustees (the “Board”) of FactorShares Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement between Factor Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Etho Climate Leadership U.S. ETF (the “Fund”); and
•	the Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”) with respect to the Fund.

The Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser.

Prior to and at the meeting held on September 10, 2015 the Board, including the Independent Trustees, reviewed written and oral information from the Advisor and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s cost and profits they will realize in providing their services, including any fall-out benefits enjoyed by the Adviser and the Sub-Adviser; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included relevant information furnished to the Board throughout the year. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The Adviser and Sub-Adviser each discussed its experience with exchange-traded funds. The representatives discussed the services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions in the Fund. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and throughout the year and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing ETFs, including other series of the Trust.

The Board also considered other services to be provided to the Fund, such as overseeing the activities of the Sub-Advisor, as well as the Fund’s other service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
32

Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
For the Period Ended March 31, 2016 (Unaudited) (Continued)

The Trustees then considered the scope of services to be provided under the Sub-Advisory Agreement, noting that Sub-Adviser will be providing investment management services to the Fund. The Board discussed the responsibilities of the Sub-Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services to be provided by the Sub-Advisor, the Board considered the history and experience Sub-Adviser has as an investment advisor, as well the experience of its personnel in managing ETFs.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser.

Cost of Services Provided and Economies of Scale
The Board reviewed the Fund’s estimated expense ratio and the advisory fee to be paid by the Fund, considered the expense ratios of comparable Funds. The Board also took into consideration management’s discussion of the fees and other factors considered. The Board concluded that the advisory fee was reasonable and the result of arm’s length negotiations. Additionally, the Board took into consideration that the advisory fees, along with most of the Fund’s other operating expenses, would be paid by the Adviser. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size and intends to monitor fees as the Fund grows in size and determine whether fee breakpoints may be warranted

The Board then reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services as Sub-Adviser to the Fund. The Board considered that the fees paid to the Sub-Adviser would be paid by the Adviser from the advisory fee the Adviser will receive and noted that the fee reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board concluded that the sub-advisory fees were reasonable.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub- Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.
33

Etho Climate Leadership U.S. ETF

EXPENSE EXAMPLES
For the Period Ended March 31, 2016 (Unaudited)

As a shareholder of Etho Climate Leadership U.S. ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 18, 2015 to March 31, 2016).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Etho Climate Leadership U.S. ETF

	Beginning Account Value November 18, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,004.60	$2.71

Hypothetical (5% annual)	$1,000.00	$1,015.74	$2.72

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 135/366 (to reflect the period from November 18, 2015 to March 3, 2016.

34

Advisor
Factor Advisors, LLC
30 Maple Street #2, Summit, NJ 07901

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A, Orinda, CA 94563

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100, Denver, Colorado 80203

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006
35

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FactorShares Trust

By (Signature and Title	/s/ Samuel Masucci III
Samuel Masucci III, Principal Executive Officer

Date	June 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Samuel Masucci III
Samuel Masucci III, Principal Executive Officer

Date	June 3, 2016

By (Signature and Title)*	/s/ John A. Flanagan
John A. Flanagan, Principal Financial Officer

Date	June 3, 2016